UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end:     May 31

Date of reporting period:  June 1, 2013 – November 30, 2013

Item 1.	Reports to Stockholders.

The Arbitrage Fund	Portfolio Information
November 30, 2013 (Unaudited)

Performance (annualized returns as of November 30, 2013)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	1.14%	3.10%	3.33%	4.78%
Arbitrage Fund, Class I	1.38%	3.31%	N/A	3.38%
Arbitrage Fund, Class C**	-0.68%	N/A	N/A	0.10%
Arbitrage Fund, Class A***	N/A	N/A	N/A	-1.79%
HFRI Event Driven: Merger Arbitrage Index	4.48%	4.38%	5.06%	4.79%
S&P 500® Index	19.34%	10.02%	7.57%	3.15%
Barclays Capital U.S. Aggregate Bond Index	-1.68%	5.41%	4.59%	5.62%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/17/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases. The shares are also subject to a deferred sales charge of up to .50% on purchases of $250,000 or more purchased without a front-end sales load and redeemed within 12 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.99%, 1.74%, 2.74% and 1.99%, respectively.

The HFRI Event Driven: Merger Arbitrage Index is an index consisting of merger arbitrage strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border, collared and international transactions which incorporate multiple geographic regulatory institutions, with typically involve minimal exposure to corporate credits.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2013	1

The Arbitrage Fund	Portfolio Information (continued)
November 30, 2013 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Fund’s investments in common stock and exchange-traded funds as of the report date.

2	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.42%
Aerospace & Defense - 0.07%
Allied Defense Group, Inc.(a)(b)(c)	398,319	$1,959,371

Auto Parts & Equipment - 0.09%
Cooper Tire & Rubber Co.(d)	102,168	2,513,333

Banks - 5.40%
Bank of Ayudhya Pcl	4,756,461	5,740,045
CapitalSource, Inc.(e)	6,500,218	91,393,065
Sterling Financial Corp.(e)	1,680,775	54,877,304
Taylor Capital Group, Inc.(a)	32,855	818,418

		152,828,832

Coal - 0.04%
Whitehaven Coal Ltd.(a)	744,767	1,098,236

Commercial Services - 7.80%
Consolidated Graphics, Inc.(a)	135,778	8,745,461
Lender Processing Services, Inc.(e)	3,648,513	128,099,291
Mac-Gray Corp.	330,616	7,042,121
Stewart Enterprises, Inc., Class A(e)	5,799,297	76,840,685

		220,727,558

Cosmetics & Personal Care - 0.90%
Magic Holdings International Ltd.	32,115,965	25,394,337

Diversified Financial Services - 0.39%
IntercontinentalExchange Group, Inc.	51,506	10,985,715

Electric - 6.12%
NV Energy, Inc.(e)	7,325,969	173,259,167

Electrical Components & Equipment - 4.67%
Molex, Inc.(e)	3,416,885	132,028,436

Engineering & Construction - 1.05%
Gemina SpA(a)	12,056,558	29,767,054

Food - 3.95%
Harris Teeter Supermarkets, Inc.(e)	2,265,558	111,873,254

Healthcare - Products - 7.68%
Hitachi Medical Corp.	291,971	5,124,348
Life Technologies Corp.(a)(e)	2,090,468	158,248,427

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	3

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.42% (Continued)
Healthcare - Products - 7.68% (Continued)
MAKO Surgical Corp.(a)(d)(e)	1,796,160	$53,812,954

		217,185,729

Healthcare - Services - 0.26%
Health Management Associates, Inc., Class A(a)	555,478	7,271,207

Holding Companies - Diversified - 0.09%
KHD Humboldt Wedag International AG	287,397	2,499,699

Iron & Steel - 0.02%
Sundance Resources Ltd.(a)	5,956,482	623,517

Media - 1.80%
Belo Corp., Class A(e)	3,701,380	50,819,947

Mining - 0.38%
Flinders Mines Ltd.(a)	46,410,055	1,478,566
Yancoal Australia Ltd.(a)	25,962	16,542
Yancoal Australia Ltd., CVR(a)	3,469,281	9,284,258

		10,779,366

Miscellaneous Manufacturing - 3.94%
Invensys Plc	13,622,407	111,564,065

Oil & Gas - 2.00%
Coastal Energy Co.(a)	2,978,811	52,789,056
Gulf Coast Ultra Deep Royalty Trust(a)	1,684,941	3,757,418

		56,546,474

Pharmaceuticals - 16.49%
Acino Holding AG(a)	83,167	10,570,210
Celesio AG	91,691	2,940,332
Elan Corp. Plc, Sponsored ADR(a)(e)	11,568,448	209,157,540
Hi-Tech Pharmacal Co., Inc.	249,855	10,851,203
Paladin Labs, Inc.(a)	946,165	103,294,094
Santarus, Inc.(a)(d)	1,679,964	54,061,241
ViroPharma, Inc.(a)(d)	1,524,264	75,466,311

		466,340,931

Real Estate Investment Trusts - 1.73%
Cole Real Estate Investment, Inc.	767,504	10,982,982

See Notes to Financial Statements.
4	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.42% (Continued)
Real Estate Investment Trusts - 1.73% (Continued)
Commonwealth Property Office Fund	32,833,170	$37,955,695

		48,938,677

Retail - 4.34%
Office Depot, Inc.(a)(d)	1,040,738	5,661,615
Shoppers Drug Mart Corp.(e)	2,131,073	117,007,951

		122,669,566

Savings & Loans - 3.27%
Hudson City Bancorp, Inc.(e)	9,914,128	92,597,956

Semiconductors - 0.90%
Applied Materials, Inc.(d)	70,300	1,216,190
Mindspeed Technologies, Inc.(a)	419,911	2,112,152
Tokyo Electron Ltd.	406,408	22,017,321

		25,345,663

Software - 1.23%
Unit4 N.V.(a)	669,880	34,725,551

Telecommunications - 1.81%
Anaren, Inc.(a)	699,263	19,502,445
Leap Wireless International, Inc.(a)(e)	1,521,134	25,266,036
Tellabs, Inc.	2,614,155	6,404,680

		51,173,161

TOTAL COMMON STOCKS (Cost $2,088,191,183)		2,161,516,802

LIMITED PARTNERSHIPS - 1.54%
Oil & Gas - 1.54%
Pioneer Southwest Energy Partners LP	1,057,252	43,558,782

TOTAL LIMITED PARTNERSHIPS (Cost $43,967,035)		43,558,782

RIGHTS - 0.15%
BMC Software, Inc., CVR(a)(b)(c)	4,637,757	385,861
Cubist Pharmaceuticals, Inc., CPR(a)(b)(c)	119,343	42,033
Cubist Pharmaceuticals, Inc., CVR(a)	2,240,192	3,696,317

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	5

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

			Shares	Value
RIGHTS - 0.15% (Continued)
Trius Therapeutics, CVR(a)(b)(c)			1,034,403	$152,367

TOTAL RIGHTS (Cost $4,978,827)				4,276,578

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.01%
Put Options Purchased - 0.01%
Applied Materials, Inc.	01/2014	$16.00	385	$6,930
Cooper Tire & Rubber Co.	01/2014	24.00	1,371	219,360
Endo Health Solutions, Inc.	12/2013	50.00	1,634	8,170
MAKO Surgical Corp.:
	01/2014	17.50	116	290
	01/2014	20.00	4,368	10,920
Office Depot, Inc.:
	01/2014	5.00	2,456	42,980
	01/2014	11.00	1,856	13,920
	01/2014	12.00	1,546	27,055
ViroPharma, Inc.	01/2014	40.00	2,146	26,825

TOTAL PUT OPTIONS PURCHASED (Cost $849,000)				356,450

TOTAL PURCHASED OPTIONS (Cost $849,000)				356,450

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 22.82%
Money Market Fund
State Street Institutional Liquid Reserves Fund(f)		0.071%	643,523,379	643,523,379

Time Deposits
Euro Time Deposit		0.010%	1,998,275	1,998,275

TOTAL SHORT-TERM INVESTMENTS (Cost $645,521,654)				645,521,654

See Notes to Financial Statements.
6	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

Total Investments - 100.94% (Cost $2,783,507,699)	$ 2,855,230,266

Liabilities in Excess of Other Assets - (0.94%)	$(26,606,439)

NET ASSETS - 100.00%	$ 2,828,623,827

(a)	Non-income-producing security.
(b)	Security considered illiquid. On November 30, 2013, the total market value of these securities was $2,539,632, representing 0.09% of net assets.
(c)

Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2013, the total market value of these securities was $2,539,632 representing 0.09% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $508,718,686, representing 17.98% of net assets.

(f)	Rate shown is the 7-day effective yield as of November 30, 2013.

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/20/2010-12/28/2010	Allied Defense Group, Inc.	$1,553,995	$1,959,371	0.07%
09/10/2013	BMC Software, Inc., CVR	0	385,861	0.01
12/12/2011	Cubist Pharmaceuticals, Inc.	0	42,033	0.00
09/12/2013	Truis Therapeutics, CVR	0	152,367	0.01

			$2,539,632	0.09%

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	7

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (25.16%)
Banks - (7.93%)
M&T Bank Corp.	(833,018)	$(96,096,957)
MB Financial, Inc.	(21,362)	(696,615)
PacWest Bancorp	(1,844,652)	(75,888,983)
Umpqua Holdings Corp.	(2,807,542)	(51,686,848)

		(224,369,403)

Commercial Services - (1.20%)
Atlantia SpA	(1,339,487)	(29,904,301)
RR Donnelley & Sons Co.	(223,830)	(4,140,855)

		(34,045,156)

Diversified Financial Services - (0.39%)
IntercontinentalExchange Group, Inc.	(51,751)	(11,037,971)

Electrical Components & Equipment - (1.06%)
Schneider Electric SA	(353,817)	(29,956,705)

Food - (1.82%)
Loblaw Cos. Ltd.	(1,269,764)	(51,541,030)

Healthcare - Services - (0.06%)
Community Health Systems, Inc.	(38,564)	(1,590,765)

Insurance - (1.84%)
Fidelity National Financial, Inc., Class A	(1,787,488)	(51,962,276)

Oil & Gas - (1.54%)
Pioneer Natural Resources Co.	(244,366)	(43,436,056)

Pharmaceuticals - (7.82%)
Endo Health Solutions, Inc.	(1,214,309)	(81,589,422)
Knight Therapeutics	(945,434)	(2,046,490)
Perrigo Co.	(882,920)	(137,638,399)

		(221,274,311)

Real Estate Investment Trusts - (0.83%)
American Realty Capital Properties, Inc.	(838,804)	(10,996,720)
Dexus Property Group	(3,486,439)	(3,316,338)
GPT Group	(2,817,560)	(9,181,563)

		(23,494,621)

See Notes to Financial Statements.
8	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (Continued)(25.16%)
Semiconductors - (0.67%)
Applied Materials, Inc.	(1,090,395)	$(18,863,833)

TOTAL COMMON STOCKS (Proceeds $659,991,398)		(711,572,127)

EXCHANGE-TRADED FUNDS - (0.38%)
Equity Fund - (0.38%)
SPDR® S&P 500® ETF Trust	(59,541)	(10,776,921)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $9,502,177)		(10,776,921)

TOTAL SECURITIES SOLD SHORT (Proceeds $669,493,575)		(722,349,048)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Applied Materials, Inc.:
	12/2013	$17.00	(2,631)	$(143,390)
	12/2013	18.00	(228)	(2,850)
	12/2013	19.00	(162)	(243)
Endo Health Solutions, Inc.:
	12/2013	55.00	(3,458)	(4,132,310)
	12/2013	60.00	(1,652)	(1,230,740)
	12/2013	65.00	(322)	(106,260)
Fidelity National Financial, Inc., Class A	12/2013	28.00	(420)	(50,400)
MAKO Surgical Corp.:
	12/2013	30. 00	(5)	(25)
	01/2014	30. 00	(678)	(1,695)
	02/2014	30. 00	(1,212)	(3,030)
ViroPharma, Inc.	12/2013	50. 00	(53)	(132)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,657,179)				(5,671,075)

Written Put Options
Applied Materials, Inc.:
	12/2013	16. 00	(152)	(760)
	12/2013	17. 00	(2,632)	(63,168)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	9

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)
Office Depot, Inc.:
	12/2013	$13.00	(135)	$(1,350)
	01/2014	11. 00	(183)	(1,372)
	01/2014	12. 00	(55)	(963)
Santarus, Inc.	12/2013	30. 00	(193)	(965)

TOTAL WRITTEN PUT OPTIONS (Premiums received $125,198)				(68,578)

TOTAL WRITTEN OPTIONS (Premiums received $1,782,377)				$(5,739,653)

See Notes to Financial Statements.
10	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Delcam Plc	LIBOR-BBA plus 0.85 bps	11/27/2014	$424,368	$7
Goldman, Sachs & Co.	Life Technologies Corp.	1 Month-LIBOR-BBA plus 0.50 bps	06/25/2014	27,525,314	59,766
Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW- REUTERS plus 0.50 bps	05/07/2014 - 06/17/2014	11,453,046	361,675
UBS	Life Technologies Corp.	1 Month-LIBOR-BBA plus 1.10 bps	Monthly Reset	3,306,034	17,121
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	16,637,556	525,397

				$59,346,318	$963,966

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	NV Energy, Inc.	1 Month-LIBOR-BBA plus 0.50 bps	12/03/2014	$4,035,562	$(15,062)
Goldman, Sachs & Co.	Yancoal Australia Ltd.	1 Month-BBSW- REUTERS plus 0.50 bps	06/11/2014 - 06/20/2014	774,977	(31,848)
Goldman, Sachs & Co.	Yanzhou Coal Mining	1 Month-HIBOR- REUTERS minus 2.5 bps - 2.75 bps	05/30/2014 - 06/13/2014	(1,775,812)	(70,160)
UBS	Flinders Mines Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	376,405	(47,051)
UBS	Yancoal Australia Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	3,322,755	(136,552)

				$6,733,887	$(300,673)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	11

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	118,147,613	Sale	12/16/13	107,423,002	$1,928,486
CAD	207,958,316	Sale	12/16/13	195,630,712	4,339,461
EUR	8,590,000	Sale	12/16/13	11,672,057	135,356
EUR	254,150,000	Purchase	12/16/13	345,337,994	1,459,482
HKD	6,980,000	Sale	12/16/13	900,383	84
HKD	99,800,000	Purchase	12/16/13	12,873,673	1,491
JPY	534,036,000	Sale	12/16/13	5,213,793	121,566
NOK	155,451,000	Sale	12/16/13	25,355,488	861,810
SEK	23,024,000	Sale	12/16/13	3,508,764	12,910
CHF	7,190,000	Sale	12/16/13	7,933,869	57,611
THB	1,428,000,000	Purchase	12/16/13	44,436,446	47,264
THB	295,250,000	Sale	12/16/13	9,187,578	128,192

					$9,093,713

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	78,409,000	Purchase	12/16/13	71,291,581	$(1,338,180)
AUD	1,400,000	Sale	12/16/13	1,272,918	(4,314)
GBP	50,671,000	Sale	12/16/13	82,902,857	(2,208,662)
CAD	84,320,000	Purchase	12/16/13	79,321,577	(2,367,019)
EUR	274,361,197	Sale	12/16/13	372,800,886	(6,629,544)
EUR	210,000	Purchase	12/16/13	285,347	(3,958)
HKD	290,330,000	Sale	12/16/13	37,451,037	(3,985)
JPY	9,636,000	Purchase	12/16/13	94,076	(3,170)
NOK	155,451,000	Purchase	12/16/13	25,355,488	(691,443)
SEK	23,024,000	Purchase	12/16/13	3,508,764	(12,394)
CHF	2,370,000	Sale	12/16/13	2,615,197	(10,343)
THB	1,787,424,000	Sale	12/16/13	55,620,987	(214,168)
THB	470,300,000	Purchase	12/16/13	14,634,776	(34,594)

					$(13,521,774)

See Notes to Financial Statements.
12	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

Country	% of Net Assets

Canada	7.79%
Great Britain	3.95%
Cayman Islands	2.77%
Australia	1.78%
Netherlands	1.23%
Italy	1.05%
Japan	0.96%
Switzerland	0.37%
Thailand	0.20%
Germany	0.19%
United States	80.65%
Liabilities in Excess of Other Assets	(0.94)%

100.00%

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ADR - American Depositary Receipt

AUD - Australian Dollar

BBA - British Bankers Association

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offer Rate

HKD - Hong Kong Dollar

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Pcl - Public Company Limited

Plc - Public Limited Liability

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

SEK - Swedish Krona

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Bhat

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	13

The Arbitrage Fund
November 30, 2013 (Unaudited)

The following is a summary of the inputs used as of November 30, 2013, in valuing the Arbitrage Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$–	$–	$1,959,371	$1,959,371
Auto Parts & Equipment	2,513,333	–	–	2,513,333
Banks	152,828,832	–	–	152,828,832
Coal	1,098,236	–	–	1,098,236
Commercial Services	220,727,558	–	–	220,727,558
Cosmetics & Personal Care	25,394,337	–	–	25,394,337
Diversified Financial Services	10,985,715	–	–	10,985,715
Electric	173,259,167	–	–	173,259,167
Electrical Components & Equipment	132,028,436	–	–	132,028,436
Engineering & Construction	29,767,054	–	–	29,767,054
Food	111,873,254	–	–	111,873,254
Healthcare - Products	217,185,729	–	–	217,185,729
Healthcare - Services	7,271,207	–	–	7,271,207
Holding Companies - Diversified	2,499,699	–	–	2,499,699
Iron & Steel	623,517	–	–	623,517
Media	50,819,947	–	–	50,819,947
Mining	10,779,366	–	–	10,779,366
Miscellaneous Manufacturing	111,564,065	–	–	111,564,065
Oil & Gas	56,546,474	–	–	56,546,474
Pharmaceuticals	466,340,931	–	–	466,340,931
Real Estate Investment Trusts	48,938,677	–	–	48,938,677
Retail	122,669,566	–	–	122,669,566
Savings & Loans	92,597,956	–	–	92,597,956
Semiconductors	25,345,663	–	–	25,345,663
Software	34,725,551	–	–	34,725,551
Telecommunications	51,173,161	–	–	51,173,161
Limited Partnerships	43,558,782	–	–	43,558,782
Rights	3,696,317	–	580,261	4,276,578
Purchased Options	356,450	–	–	356,450
Short-Term Investments	645,521,654	–	–	645,521,654

TOTAL	$2,852,690,634	$–	$2,539,632	$2,855,230,266

See Notes to Financial Statements.
14	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund
November 30, 2013 (Unaudited)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$9,093,713	$–	$9,093,713
Equity Swaps	963,966	–	–	963,966
Liabilities
Common Stocks**	(709,525,637)	–	(2,046,490)	(711,572,127)
Exchange-Traded Funds	(10,776,921)	–	–	(10,776,921)
Written Options	(5,739,653)	–	–	(5,739,653)
Forward Foreign Currency Exchange Contracts	–	(13,521,774)	–	(13,521,774)
Equity Swaps	(300,673)	–	–	(300,673)

TOTAL	$(725,378,918)	$(4,428,061)	$(2,046,490)	$(731,853,469)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	15

The Arbitrage Fund
November 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2013:

Investments in Securities	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2013	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at November 30, 2013
Common Stocks	$796,638	$–	$1,162,733	$–	$–	$–	$–	$1,959,371	$1,162,733
Rights	0	–	580,261	0	–	–	–	580,261	580,261

Total	$796,638	$–	$1,742,994	$–	$–	$–	$–	$2,539,632	$1,742,994

Other Financial Instruments	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2013	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at November 30, 2013
Common Stocks	$–	$–	$(79,755)	$(1,966,735)	$–	$–	$–	$(2,046,490) $	(79,755)

Total	$–	$–	$(79,755)	$(1,966,735)	$–	$–	$–	$(2,046,490) $	(79,755)

See Notes to Financial Statements.
16	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio Information
November 30, 2013 (Unaudited)

Performance (annualized returns as of November 30, 2013)

	One Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	7.15%	3.71%
Arbitrage Event-Driven Fund, Class I	7.34%	3.95%
Arbitrage Event-Driven Fund, Class C**	5.33%	3.75%
Arbitrage Event-Driven Fund, Class A***	N/A	0.30%
HFRI Event Driven Index	13.20%	6.63%
Barclays Capital US Aggregate Bond Index	-1.61%	2.85%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.55%, 2.30%, 3.30% and 2.55%, respectively. The Advisor has agreed to waive fees in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2015.

The HFRI Event Driven Index is an index of companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated and frequently involve additional derivative securities. Event-Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company-specific developments.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2013	17

The Arbitrage Event-Driven Fund	Portfolio Information (continued)
November 30, 2013 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, corporate bonds, convertible corporate bonds and exchange-traded funds as of the report date.

18	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.16%
Aerospace & Defense - 0.02%
Allied Defense Group, Inc.(a)(b)(c)	5,000	$24,595

Apparel - 0.27%
Jones Group, Inc.	23,357	327,932

Auto Parts & Equipment - 0.06%
Cooper Tire & Rubber Co.(d)	2,711	66,691

Banks - 2.82%
Bank of Ayudhya Pcl	163,436	197,233
CapitalSource, Inc.(e)	172,943	2,431,578
Sterling Financial Corp.	23,895	780,172

		3,408,983

Coal - 0.81%
CONSOL Energy, Inc.(d)	12,911	459,373
Peabody Energy Corp.	12,052	219,347
Walter Energy, Inc.	18,078	257,250
Whitehaven Coal Ltd.(a)	25,954	38,272

		974,242

Commercial Services - 3.00%
Lender Processing Services, Inc.	70,719	2,482,944
Mac-Gray Corp.	53,764	1,145,173

		3,628,117

Diversified Financial Services - 1.35%
IntercontinentalExchange Group, Inc.	1,147	244,644
Outerwall, Inc.(a)(d)	20,338	1,391,119

		1,635,763

Electric - 3.53%
NRG Energy, Inc.(d)	35,192	931,180
NV Energy, Inc.(e)	141,130	3,337,725

		4,268,905

Electrical Components & Equipment - 2.42%
Molex, Inc., Class A	75,537	2,917,239

Food - 1.41%
Harris Teeter Supermarkets, Inc.(e)	34,594	1,708,252

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	19

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.16% (Continued)
Gas - 0.17%
Envestra Ltd.	210,488	$202,134

Healthcare - Products - 3.89%
Life Technologies Corp.(a)(e)	45,122	3,415,735
MAKO Surgical Corp.(a)(d)	42,934	1,286,303

		4,702,038

Household Products & Wares - 0.35%
Costa, Inc.(a)	19,029	416,735

Insurance - 1.57%
Assured Guaranty Ltd.(d)	30,958	726,894
Genworth Financial, Inc., Class A(a)(d)	77,300	1,168,003

		1,894,897

Machinery - Diversified - 0.74%
MAN SE	1,064	129,353
Manitowoc Co., Inc.(d)	37,024	762,324

		891,677

Media - 2.27%
Belo Corp., Class A(e)	132,330	1,816,891
Charter Communications, Inc., Class A(a)	1,126	152,123
Time Warner Cable, Inc.	5,614	775,967

		2,744,981

Mining - 0.48%
Nevada Copper Corp.(a)	6,725	9,177
Stillwater Mining Co.(a)	42,774	480,352
Yancoal Australia Ltd., CVR(a)	31,533	84,387

		573,916

Miscellaneous Manufacturing - 1.72%
Ingersoll-Rand Plc	11,640	831,329
Invensys Plc	152,686	1,250,459

		2,081,788

Oil & Gas - 3.64%
Berry Petroleum Co., Class A	3,082	155,086
Coastal Energy Co.(a)	126,353	2,239,167
Gulf Coast Ultra Deep Royalty Trust(a)	21,724	48,445
Ithaca Energy, Inc.(a)	82,151	197,926
Noble Corp. Plc	17,782	677,850

See Notes to Financial Statements.
20	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.16% (Continued)
Oil & Gas - 3.64% (Continued)
Talisman Energy, Inc.(d)	71,647	$838,146
TORC Oil & Gas Ltd.	24,082	233,669

		4,390,289

Oil & Gas Services - 0.61%
Oil States International, Inc.(a)	7,151	731,905

Pharmaceuticals - 11.02%
Acino Holding AG(a)	3,520	447,379
Actavis Plc(a)(d)	5,179	844,539
Algeta ASA	2,097	120,819
Atrium Innovations, Inc.(a)	5,155	117,650
Celesio AG	8,952	287,071
Elan Corp. Plc, Sponsored ADR(a)(e)	156,945	2,837,566
McKesson Corp.	1,007	167,051
Paladin Labs, Inc.(a)	37,687	4,114,340
Santarus, Inc.(a)(d)	63,897	2,056,205
ViroPharma, Inc.(a)(d)	46,860	2,320,039

		13,312,659

Real Estate Investment Trusts - 0.80%
Cole Real Estate Investment, Inc.	29,968	428,842
Commonwealth Property Office Fund	469,421	542,659

		971,501

Retail - 3.50%
Aeropostale, Inc.(a)	1,855	19,143
Office Depot, Inc.(a)(d)	70,865	385,506
Shoppers Drug Mart Corp.	69,646	3,823,959

		4,228,608

Savings & Loans - 1.93%
Hudson City Bancorp, Inc.(e)	249,897	2,334,038

Semiconductors - 0.90%
Applied Materials, Inc.(d)	2,220	38,406
Mindspeed Technologies, Inc.(a)	77,405	389,347
Tokyo Electron Ltd.	12,117	656,444

		1,084,197

Software - 0.23%
Activision Blizzard, Inc.(d)	16,427	282,709

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	21

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.16% (Continued)
Telecommunications - 4.23%
Anaren, Inc.(a)	50,986	$1,421,999
Corning, Inc.	43,432	741,819
Globalstar, Inc.(a)	179,547	319,594
Leap Wireless International, Inc.(a)	35,127	583,459
Verizon Communications, Inc.(e)	41,031	2,035,958

		5,102,829

Transportation - 0.42%
Fred Olsen Production ASA	336,219	504,862

TOTAL COMMON STOCKS (Cost $62,827,653)		65,412,482

LIMITED PARTNERSHIPS - 0.20%
Oil & Gas - 0.20%
Pioneer Southwest Energy Partners LP	5,900	243,080

TOTAL LIMITED PARTNERSHIPS (Cost $258,021)		243,080

PREFERRED STOCKS - 0.49%
Banks - 0.27%
GMAC Capital Trust I, 8.125%(f)	12,067	323,878

Financial Services - 0.22%
Citigroup Capital IX, 6.000%	10,617	265,107

TOTAL PREFERRED STOCKS (Cost $549,005)		588,985

RIGHTS - 0.22%
BMC Software, Inc., CVR(a)(b)(c)	49,764	4,140
Cubist Pharmaceuticals, Inc., CPR(a)(b)(c)	34,500	12,151
Cubist Pharmaceuticals, Inc., CVR(a)	121,577	200,602
Sanofi, CVR(a)	52,998	31,799
Trius Therapeutics, CVR(a)(b)(c)	103,378	15,228

TOTAL RIGHTS (Cost $303,585)		263,920

See Notes to Financial Statements.
22	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 6.77%
Chesapeake Energy Co.(f)	12/02/2017	2.250%	$2,700,000	$2,760,601
FairPoint Communications, Inc.(f)	02/13/2013	7.500%	2,700,000	2,773,913
Zayo Bandwidth LLC(a)	06/16/2012	4.500%	2,640,000	2,644,646

TOTAL BANK LOANS (Cost $8,188,128)				8,179,160

CORPORATE BONDS - 24.13%
Banks - 1.99%
Fifth Third Capital Trust IV(f)	04/15/2037	6.500%	2,405,000	2,401,994

Chemicals - 0.35%
NOVA Chemicals Corp.	11/01/2019	8.625%	385,000	424,463

Commercial Services - 0.38%
United Rentals North America, Inc.	09/15/2020	8.375%	407,000	453,805

Diversified Financial Services - 0.99%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	01/15/2016	7.750%	1,162,000	1,191,050

Electric - 0.08%
NRG Energy, Inc.(d)	06/15/2019	8.500%	95,000	103,312

Electrical Components & Equipment - 0.41%
Coleman Cable, Inc.	02/15/2018	9.000%	466,000	491,630

Energy - Alternate Sources - 1.07%
First Wind Capital LLC(g)	06/01/2018	10.250%	1,181,000	1,293,195

Financial Services - 0.22%
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	267,050

Healthcare - Products - 0.48%
Alere, Inc.	10/01/2018	8.625%	537,000	582,645

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	23

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 24.13% (Continued)
Healthcare - Services - 0.63%
Health Management Associates, Inc.(e)	04/15/2016	6.125%	$689,000	$763,067

Household Products & Wares - 1.01%
American Achievement Corp.(g)	04/15/2016	10.875%	1,147,000	1,217,254

Lodging - 1.06%
Marina District Finance Co., Inc.	10/15/2015	9.500%	1,222,000	1,283,100

Media - 4.42%
Allbritton Communications Co.(e)	05/15/2018	8.000%	1,269,000	1,354,657
Entercom Radio LLC	12/01/2019	10.500%	411,000	467,513
Local TV Finance LLC(g)	06/15/2015	9.250%	797,000	804,970
Media General, Inc.(e)	02/15/2017	11.750%	1,042,000	1,127,965
Reader’s Digest Association, Inc.(c)(f)(h)	02/15/2017	9.500%	274,000	106,860
Univision Communications, Inc.(g)	05/15/2021	8.500%	208,000	230,360
YPG Financing, Inc.(g)	11/30/2018	9.250%	1,275,285	1,242,219

				5,334,544

Mining - 0.43%
Midwest Vanadium Pty Ltd.(g)	02/15/2018	11.500%	630,000	522,900

Oil & Gas - 4.25%
Chaparral Energy, Inc.	09/01/2021	8.250%	621,000	681,548
Endeavour International Corp:
	03/01/2018	12.000%	598,000	621,920
	06/01/2018	12.000%	730,000	700,800
Forest Oil Corp.	06/15/2019	7.250%	838,000	831,715
Newfield Exploration Co.	05/15/2018	7.125%	1,332,000	1,386,945
Offshore Group Investment Ltd.	11/01/2019	7.500%	261,000	283,185
Southern Pacific Resource Corp.(g)	01/25/2018	8.750%	774,000	622,813

				5,128,926

See Notes to Financial Statements.
24	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 24.13% (Continued)
Oil & Gas Services - 0.74%
Oil States International, Inc.:
	06/01/2019	6.500%	$359,000	$381,886
	01/15/2023	5.125%	458,000	514,105

				895,991

Packaging & Containers - 0.64%
ARD Finance SA, PIK(g)	06/01/2018	11.125%	288,185	308,358
Packaging Dynamics Corp.(g)	02/01/2016	8.750%	457,000	470,710

				779,068

Pipelines - 0.51%
Copano Energy LLC / Copano Energy Finance Corp.	04/01/2021	7.125%	536,000	615,829

Retail - 0.22%
Brown Shoe Co., Inc.	05/15/2019	7.125%	252,000	267,120

Semiconductors - 1.49%
SunEdison, Inc.(e)	04/01/2019	7.750%	1,721,000	1,798,445

Telecommunications - 1.70%
Cincinnati Bell, Inc.	03/15/2018	8.750%	539,000	569,319
Clearwire Communications LLC / Clearwire Finance, Inc.(e)(g)	12/01/2015	12.000%	841,000	866,230
Nortel Networks Ltd.(h)	07/15/2016	10.750%	301,000	345,397
Sprint Communications, Inc.	04/15/2022	9.250%	226,000	268,375

				2,049,321

Trucking & Leasing - 1.06%
Maxim Crane Works LP / Maxim Finance Corp.(g)	04/15/2015	12.250%	1,234,000	1,281,817

TOTAL CORPORATE BONDS (Cost $29,306,743)				29,146,526

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	25

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 3.96%
Commercial Services - 0.73%
Stewart Enterprises, Inc.	07/15/2016	3.375%	$675,000	$880,453

Iron & Steel - 0.38%
United States Steel Corp.	05/15/2014	4.000%	440,000	460,075

Lodging - 0.71%
Morgans Hotel Group Co.	10/15/2014	2.375%	892,000	860,780

Media - 0.02%
YPG Financing, Inc., PIK	11/30/2022	8.000%	17,710	17,084

Oil & Gas - 1.07%
Petrominerales Ltd.	06/12/2017	3.250%	1,300,000	1,289,210

Semiconductors - 0.27%
Rambus, Inc.	06/15/2014	5.000%	320,000	325,200

Telecommunications - 0.78%
Globalstar, Inc., PIK	04/01/2028	8.000%	263,820	635,312
Nortel Networks Corp.(h)	04/15/2014	2.125%	316,000	311,260

				946,572

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,178,746)				4,779,374

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.05%
Put Options Purchased - 0.05%
Actavis Plc	01/2014	$145.00	43	$3,010
Activision Blizzard, Inc.	01/2014	15.00	164	1,640
Applied Materials, Inc.	01/2014	16.00	13	234
BlackBerry Ltd.:
	01/2014	5.00	161	1,932
	01/2014	6.00	217	7,487
	01/2014	7.00	177	16,992
Cooper Tire & Rubber Co.	01/2014	24.00	35	5,600
Endo Health Solutions, Inc.	12/2013	50.00	59	295
Genworth Financial, Inc., Class A:
	12/2013	12.00	92	92
	12/2013	13.00	92	322

See Notes to Financial Statements.
26	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.05% (Continued)
Put Options Purchased (Continued)
MAKO Surgical Corp.	01/2014	$20.00	350	$875
Office Depot, Inc.:
	01/2014	11.00	140	1,050
	01/2014	12.00	85	1,487
Outerwall, Inc.	01/2014	60.00	207	23,288
ViroPharma, Inc.	01/2014	40.00	76	950

TOTAL PUT OPTIONS PURCHASED (Cost $105,524)				65,254

TOTAL PURCHASED OPTIONS (Cost $105,524)				65,254

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 13.62%
Time Deposits
Euro Time Deposit		0.010%	16,443,216	16,443,216

TOTAL SHORT-TERM INVESTMENTS (Cost $16,443,216)				16,443,216

Total Investments - 103.60% (Cost $122,160,621)				$125,121,997

Liabilities in Excess of Other Assets - (3.60%)				(4,343,261)

NET ASSETS - 100.00%				$120,778,736

(a)	Non-income-producing security.
(b)	Security considered illiquid. On November 30, 2013, the total market value of these securities was $56,114, representing 0.04% of net assets.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2013, the total market value of these securities was $162,974 representing 0.13% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $19,398,337, representing 16.06% of net assets.

(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2013.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	27

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2013, these securities had a total value of $8,860,826 or 7.34% of net assets.

(h)	Security in default on interest payments.

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/31/2010-01/05/2011	Allied Defense Group, Inc.	$16,534	$24,595	0.02%
09/10/2013	BMC Software, Inc., CVR	0	4,140	0.00
12/12/2011	Cubist Pharmaceuticals, Inc.	0	12,151	0.01
09/12/2013	Truis Therapeutics, CVR	0	15,228	0.01

			$56,114	0.04%

See Notes to Financial Statements.
28	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (16.34%)
Aerospace & Defense - (0.12%)
United Technologies Corp.	(1,314)	$(145,670)

Banks - (4.28%)
M&T Bank Corp.	(20,999)	(2,422,445)
PacWest Bancorp	(49,065)	(2,018,534)
Umpqua Holdings Corp.	(39,903)	(734,614)

		(5,175,593)

Building Materials - (0.14%)
Lennox International, Inc.	(2,091)	(172,298)

Coal - (0.21%)
Alpha Natural Resources, Inc.	(37,211)	(248,570)

Commercial Services - (0.51%)
Stewart Enterprises, Inc., Class A	(46,788)	(619,941)

Distributors & Wholesalers - (0.14%)
Watsco, Inc.	(1,744)	(167,354)

Diversified Financial Services - (0.20%)
IntercontinentalExchange Group, Inc.	(1,148)	(244,857)

Electric - (0.36%)
AES Corp.	(7,546)	(109,945)
Calpine Corp.	(5,774)	(109,186)
Edison International	(2,395)	(110,673)
PPL Corp.	(3,587)	(110,157)

		(439,961)

Electrical Components & Equipment - (0.28%)
Schneider Electric SA	(3,963)	(335,536)

Electronics - (0.07%)
Allegion Plc	(1,940)	(83,886)

Food - (1.40%)
Loblaw Cos. Ltd.	(41,547)	(1,686,436)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	29

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (Continued)(16.34%)
Hand & Machine Tools - (0.03%)
Stanley Black & Decker, Inc.	(452)	$(36,788)

Insurance - (0.91%)
Fidelity National Financial, Inc., Class A	(34,661)	(1,007,595)
Genworth Financial, Inc., Class A	(5,900)	(89,149)

		(1,096,744)

Iron & Steel - (0.09%)
United States Steel Corp.	(3,859)	(103,460)

Metal Fabrication & Hardware - (0.03%)
Assa Abloy AB, Unsponsored ADR	(1,501)	(37,975)

Mining - (0.01%)
Nevada Copper Corp.	(6,725)	(9,177)

Oil & Gas - (0.73%)
Atwood Oceanics, Inc.	(1,844)	(96,921)
Diamond Offshore Drilling, Inc.	(1,614)	(96,921)
Ensco Plc, Class A	(1,863)	(110,066)
Hercules Offshore, Inc.	(22,608)	(144,465)
Pioneer Natural Resources Co.	(1,350)	(239,962)
Rowan Companies Plc, Class A	(2,740)	(94,859)
Seadrill, Ltd.	(2,194)	(93,706)

		(876,900)

Pharmaceuticals - (4.44%)
AmerisourceBergen Corp.	(1,326)	(93,523)
Endo Health Solutions, Inc.	(49,333)	(3,314,684)
Knight Therapeutics	(37,687)	(81,577)
Perrigo Co.	(11,985)	(1,868,342)

		(5,358,126)

Pipelines - (0.11%)
APA Group	(22,902)	(127,581)

Real Estate Investment Trusts - (0.53%)
American Realty Capital Properties, Inc.	(32,751)	(429,365)
GPT Group	(66,325)	(216,133)

		(645,498)

See Notes to Financial Statements.
30	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

COMMON STOCKS (Continued)(16.34%)
Semiconductors - (0.48%)
Applied Materials, Inc.			(33,700)	$(583,010)

Telecommunications - (1.27%)
AT&T, Inc.			(43,655)	(1,537,093)

TOTAL COMMON STOCKS (Proceeds $18,586,337)				(19,732,454)

EXCHANGE-TRADED FUNDS - (3.45%)
Equity Fund - (3.45%)
Health Care Select Sector SPDR® Fund			(8,293)	(458,271)
Industrial Select Sector SPDR® Fund			(3,181)	(160,322)
iShares® S&P®/TSX Capped Energy Index Fund			(1,972)	(31,402)
Market Vectors Coal ETF			(12,051)	(239,936)
Market Vectors Oil Service ETF			(12,943)	(626,312)
SPDR® Barclays High Yield Bond ETF Trust			(38,240)	(1,558,280)
SPDR® S&P 500® ETF Trust			(2,453)	(443,993)
SPDR® S&P 500® Insurance ETF Trust			(6,993)	(436,084)
SPDR® S&P® Oil & Gas Exploration & Production ETF			(3,081)	(208,830)

				(4,163,430)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,035,113)				(4,163,430)

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - (0.54%)
Pipelines - (0.27%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(330,000)	$(325,750)

Telecommunications - (0.27%)
SoftBank Corp.	04/15/2020	4.500%	(331,000)	(328,931)

TOTAL CORPORATE BONDS (Proceeds $673,823)				(654,681)

TOTAL SECURITIES SOLD SHORT (Proceeds $23,295,273)				$(24,550,565)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	31

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Applied Materials, Inc.:
	12/2013	$17.00	(73)	$(3,979)
	12/2013	18.00	(2)	(25)
Assured Guaranty Ltd.	12/2013	24.00	(51)	(1,862)
CONSOL Energy, Inc.:
	12/2013	36.00	(9)	(733)
	12/2013	37.00	(11)	(511)
	12/2013	38.00	(11)	(281)
	12/2013	39.00	(11)	(165)
Endo Health Solutions, Inc.:
	12/2013	55.00	(123)	(146,985)
	12/2013	60.00	(59)	(43,955)
Fidelity National Financial, Inc., Class A	12/2013	28.00	(8)	(960)
Genworth Financial, Inc., Class A	12/2013	14.00	(30)	(3,660)
MAKO Surgical Corp.:
	01/2014	30.00	(54)	(135)
	02/2014	30.00	(97)	(243)
Manitowoc Co., Inc:
	12/2013	19.00	(22)	(3,795)
	12/2013	20.00	(63)	(5,985)
NRG Energy, Inc.:
	12/2013	27.00	(122)	(6,100)
	12/2013	28.00	(97)	(2,182)
	12/2013	29.00	(23)	(288)
Talisman Energy, Inc.	12/2013	12.00	(135)	(2,700)
ViroPharma, Inc.	12/2013	50.00	(1)	(2)

TOTAL WRITTEN CALL OPTIONS (Premiums received $89,317)				(224,546)

Written Put Options
Alpha Natural Resources, Inc.:
	12/2013	6.00	(33)	(413)
	12/2013	7.00	(62)	(3,441)
	12/2013	8.00	(36)	(5,040)
Applied Materials, Inc.	12/2013	17.00	(73)	(1,752)
Genworth Financial, Inc., Class A	12/2013	14.00	(30)	(300)
Office Depot, Inc.:
	01/2014	11.00	(21)	(157)
	01/2014	12.00	(6)	(105)

See Notes to Financial Statements.
32	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)
Santarus, Inc.	12/2013	$30.00	(8)	$(40)

TOTAL WRITTEN PUT OPTIONS (Premiums received $11,910)				(11,248)

TOTAL WRITTEN OPTIONS (Premiums received $101,227)				$(235,794)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	33

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW- REUTERS plus 0.50 bps	05/07/2014- 06/17/2014	$133,073	$4,202
UBS	Commonwealth Properties	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	219,725	13,790
UBS	Dexus Property Group	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	(43,641)	1,608
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	143,984	4,547

				$453,141	$24,147

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Delcam Plc	LIBOR-BBA plus 0.85 bps	11/12/2014	$187,192	$(878)
Goldman, Sachs & Co.	Yancoal Australia Ltd.	1 Month-BBSW- REUTERS plus 0.50 bps	09/15/2014	17,467	(718)
Goldman, Sachs & Co.	Yanzhou Coal Mining Co	1 Month-HIBOR- REUTERS minus 2.5 bps - 2.75 bps	05/30/2014- 06/13/2014	(19,420)	(747)
UBS	Flinders Mines Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	10,307	(1,288)
UBS	Yancoal Australia Ltd.	1 Month-BBSW- REUTERS plus 0.55 bps	Monthly Reset	30,837	(1,267)

				$226,383	$(4,898)

See Notes to Financial Statements.
34	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	2,115,900	Sale	12/16/13	1,923,833	$36,532
CAD	10,940,500	Sale	12/16/13	10,291,956	227,115
EUR	3,969,000	Purchase	12/16/13	5,393,061	22,765
EUR	208,000	Sale	12/16/13	282,629	4,178
NOK	120,000	Purchase	12/16/13	19,573	158
NOK	7,846,000	Sale	12/16/13	1,279,755	36,891
CHF	404,000	Sale	12/16/13	445,797	3,372
THB	49,540,000	Purchase	12/16/13	1,541,584	1,640
THB	28,260,000	Sale	12/16/13	879,394	5,296

					$337,947

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	1,561,000	Purchase	12/16/13	1,419,303	$(26,221)
AUD	7,000	Sale	12/16/13	6,365	(22)
GBP	573,000	Sale	12/16/13	937,486	(16,782)
CAD	3,038,000	Purchase	12/16/13	2,857,910	(81,509)
EUR	140,000	Purchase	12/16/13	190,231	(1,294)
EUR	4,207,000	Sale	12/16/13	5,716,455	(114,964)
NOK	4,115,000	Purchase	12/16/13	671,194	(21,338)
NOK	220,000	Sale	12/16/13	35,884	(200)
THB	16,100,000	Purchase	12/16/13	500,999	(1,184)
THB	43,769,000	Sale	12/16/13	1,362,002	(5,244)

					$(268,758)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	35

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

Country	% of Net Assets

Canada	11.25%
Cayman Islands	2.09%
Australia	1.15%
Great Britain	1.04%
Bermuda	0.60%
Japan	0.54%
Norway	0.52%
Switzerland	0.37%
Germany	0.34%
Ireland	0.26%
Thailand	0.16%
France	0.03%
United States	85.25%
Liabilities in Excess of Other Assets	(3.60)%

100.00%

Abbreviations:

AB - Arktiebolag is the Swedish term for a limited company

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

AUD - Australian Dollar

BBA - British Bankers Association

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Krone

Pcl - Public Company Limited

PIK - Payment-in-kind

Plc - Public Limited Liability

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Baht

See Notes to Financial Statements.
36	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund
November 30, 2013 (Unaudited)

The following is a summary of the inputs used as of November 30, 2013, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$24,595	$24,595
Apparel	327,932	–	–	327,932
Auto Parts & Equipment	66,691	–	–	66,691
Banks	3,408,983	–	–	3,408,983
Coal	974,242	–	–	974,242
Commercial Services	3,628,117	–	–	3,628,117
Diversified Financial Services	1,635,763	–	–	1,635,763
Electric	4,268,905	–	–	4,268,905
Electrical Components & Equipment	2,917,239	–	–	2,917,239
Food	1,708,252	–	–	1,708,252
Gas	202,134	–	–	202,134
Healthcare - Products	4,702,038	–	–	4,702,038
Household Products & Wares	416,735	–	–	416,735
Insurance	1,894,897	–	–	1,894,897
Machinery - Diversified	891,677	–	–	891,677
Media	2,744,981	–	–	2,744,981
Mining	573,916	–	–	573,916
Miscellaneous Manufacturing	2,081,788	–	–	2,081,788
Oil & Gas	4,390,289	–	–	4,390,289
Oil & Gas Services	731,905	–	–	731,905
Pharmaceuticals	13,312,659	–	–	13,312,659
Real Estate Investment Trusts	971,501	–	–	971,501
Retail	4,228,608	–	–	4,228,608
Savings & Loans	2,334,038	–	–	2,334,038
Semiconductors	1,084,197	–	–	1,084,197
Software	282,709	–	–	282,709
Telecommunications	5,102,829	–	–	5,102,829
Transportation	504,862	–	–	504,862
Limited Partnerships	243,080	–	–	243,080
Preferred Stocks	588,985	–	–	588,985
Rights	232,401	–	31,519	263,920
Bank Loan	–	8,179,160	–	8,179,160
Corporate Bonds	–	29,039,666	106,860	29,146,526
Convertible Corporate Bonds	–	4,779,374	–	4,779,374
Purchased Options	65,254	–	–	65,254
Short-Term Investments	16,443,216	–	–	16,443,216

TOTAL	$82,960,823	$41,998,200	$162,974	$125,121,997

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	37

The Arbitrage Event-Driven Fund
November 30, 2013 (Unaudited)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$337,947	$–	$337,947
Equity Swaps	24,147	–	–	24,147
Liabilities
Common Stocks**	(19,650,877)	–	(81,577)	(19,732,454)
Exchange-Traded Funds	(4,163,430)	–	–	(4,163,430)
Corporate Bonds	–	(654,681)	–	(654,681)
Written Options	(235,794)	–	–	(235,794)
Forward Foreign Currency Exchange Contracts	–	(268,758)	–	(268,758)
Equity Swaps	(4,898)	–	–	(4,898)

TOTAL	$(24,030,852)	$(585,492)	$(81,577)	$(24,697,921)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2013:

Investments in Securities	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2013	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at November 30, 2013

Common Stocks	$10,000	$–	$14,595	$–	$–	$–	$–	$24,595	$14,596
Rights	–	–	31,519	0	–	–	–	31,519	31,519
Corporate Bonds	–	–	(9,590)	–	–	116,450	–	106,860	(142,781)

Total	$10,000	$–	$36,524	$–	$–	$116,450	$–	$162,974	$(96,666)

See Notes to Financial Statements.
38	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund
November 30, 2013 (Unaudited)

Other Financial Instruments	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Appreciation	Purchases	Sale Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2013	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at November 30, 2013

Common Stocks	$–	$–	$(2,186)	$(79,392)	$–	$–	$–	$(81,577)	$(2,186)

Total	$–	$–	$(2,186)	$(79,392)	$–	$–	$–	$(81,577)	$(2,186)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	39

The Arbitrage Credit Opportunities Fund	Portfolio Information
November 30, 2013 (Unaudited)

Performance (annualized returns as of November 30,  2013)

	One Year	Since Inception*
Arbitrage Credit Opportunities Fund, Class R	5.65%	4.93%
Arbitrage Credit Opportunities Fund, Class I	5.81%	5.06%
Arbitrage Credit Opportunities Fund, Class C**	3.89%	4.27%
Arbitrage Credit Opportunities Fund, Class A***	N/A	-0.04%
Barclays Capital U.S. Aggregate Bond Index	-1.61%	-1.14%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 3.86%, 3.61%, 4.61% and 3.86%, respectively. The Advisor has agreed to waive fees in excess of 1.50%, 1.25%, 2.25% and 1.50% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2015.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

40	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio Information (continued)
November 30, 2013 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Credit Opportunities Fund’s investments in common stock, corporate bonds, convertible corporate bonds and exchange-traded funds as of the report date.

Semi-Annual Report | November 30, 2013	41

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
November 30, 2013 (Unaudited)

			Shares	Value
COMMON STOCKS - 0.35%
Telecommunications - 0.35%
Globalstar, Inc.(a)			25,294	$45,023

TOTAL COMMON STOCKS (Cost $8,094)				45,023

PREFERRED STOCKS - 0.31%
Banks - 0.31%
GMAC Capital Trust I, 8.125%(b)(c)			1,500	40,260

TOTAL PREFERRED STOCKS (Cost $37,840)				40,260

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 7.54%
Chesapeake Energy Co.(c)	12/02/2017	2.250%	$300,000	$306,733
FairPoint Communications, Inc.(c)	02/13/2013	7.500%	300,000	308,213
Zayo Bandwidth LLC	06/16/2012	4.500%	360,000	360,634

TOTAL BANK LOANS (Cost $976,709)				975,580

CORPORATE BONDS - 53.33%
Banks - 1.71%
Fifth Third Capital Trust IV(c)	04/15/2037	6.500%	222,000	221,722

Chemicals - 0.47%
NOVA Chemicals Corp.	11/01/2019	8.625%	55,000	60,638

Commercial Services - 0.78%
United Rentals North America, Inc.	09/15/2020	8.375%	90,000	100,350

Computers - 1.24%
SunGard Data Systems, Inc.(b)	11/15/2020	7.625%	147,000	159,863

Diversified Financial Services - 1.55%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	01/15/2016	7.750%	196,000	200,900

See Notes to Financial Statements.
42	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 53.33% (Continued)
Electric - 0.76%
NRG Energy, Inc.	06/15/2019	8.500%	$90,000	$97,875

Electrical Components & Equipment - 1.06%
Coleman Cable, Inc.	02/15/2018	9.000%	130,000	137,150

Energy - Alternate Sources - 1.86%
First Wind Capital LLC(d)	06/01/2018	10.250%	220,000	240,900

Food - 0.81%
ARAMARK Corp.(d)	03/15/2020	5.750%	100,000	104,250

Healthcare - Products - 1.03%
Alere, Inc.	10/01/2018	8.625%	123,000	133,455

Healthcare - Services - 1.96%
Health Management Associates, Inc.	04/15/2016	6.125%	229,000	253,617

Household Products & Wares - 0.85%
American Achievement Corp.(d)	04/15/2016	10.875%	104,000	110,370

Lodging - 2.59%
Felcor Lodging LP	10/01/2014	10.000%	81,000	86,265
Marina District Finance Co., Inc.	10/15/2015	9.500%	237,000	248,850

				335,115

Media - 11.48%
Allbritton Communications Co.	05/15/2018	8.000%	295,000	314,912
Entercom Radio LLC(b)	12/01/2019	10.500%	135,000	153,563
Local TV Finance LLC(d)	06/15/2015	9.250%	280,000	282,800
Media General, Inc.	02/15/2017	11.750%	154,000	166,705
Univision Communications, Inc.(d)	05/15/2021	8.500%	100,000	110,750
Videotron Ltd.	04/15/2018	9.125%	208,000	219,180
YPG Financing, Inc.(d)	11/30/2018	9.250%	242,597	236,307

				1,484,217

Mining - 0.39%
Midwest Vanadium Pty Ltd.(d)	02/15/2018	11.500%	61,000	50,630

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	43

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 53.33% (Continued)
Oil & Gas - 8.45%
Chaparral Energy, Inc.	09/01/2021	8.250%	$107,000	$117,432
Denbury Resources, Inc.	02/15/2020	8.250%	125,000	137,969
Endeavour International Corp.(b)
	03/01/2018	12.000%	80,000	83,200
	06/01/2018	12.000%	74,000	71,040
Forest Oil Corp.	06/15/2019	7.250%	92,000	91,310
Gastar Exploration USA, Inc.(d)	05/15/2018	8.625%	100,000	98,000
Midstates Petroleum Co. Inc. / Midstates Petroleum Co LLC	06/01/2021	9.250%	100,000	104,375
Newfield Exploration Co.	05/15/2018	7.125%	255,000	265,519
Offshore Group Investment Ltd.	11/01/2019	7.500%	50,000	54,250
Southern Pacific Resource Corp.(d)	01/25/2018	8.750%	87,000	70,006

				1,093,101

Oil & Gas Services - 2.64%
Oil States International, Inc.
	06/01/2019	6.500%	125,000	132,969
	01/15/2023	5.125%	186,000	208,785

				341,754

Packaging & Containers - 1.66%
ARD Finance SA, PIK(d)	06/01/2018	11.125%	44,336	47,440
Packaging Dynamics Corp.(d)	02/01/2016	8.750%	162,000	166,860

				214,300

Pipelines - 3.07%
Copano Energy LLC / Copano Energy Finance Corp.	04/01/2021	7.125%	68,000	78,128
ONEOK, Inc.	06/15/2015	5.200%	300,000	318,273

				396,401

Real Estate Investment Trusts - 0.85%
Realogy Group LLC(d)	02/15/2019	7.875%	100,000	109,250

Retail - 0.86%
Brown Shoe Co., Inc.	05/15/2019	7.125%	105,000	111,300

Semiconductors - 1.46%
SunEdison, Inc.	04/01/2019	7.750%	181,000	189,145

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 53.33% (Continued)
Telecommunications - 4.05%
Cincinnati Bell, Inc.	03/15/2018	8.750%	$111,000	$117,244
Clearwire Communications LLC / Clearwire Finance, Inc.(d)	12/01/2015	12.000%	77,000	79,310
Cricket Communications, Inc.(b)	10/15/2020	7.750%	218,000	249,882
Nortel Networks Ltd.(e)	07/15/2016	10.750%	38,000	43,605
Sprint Communications, Inc.	04/15/2022	9.250%	28,000	33,250

				523,291

Trucking & Leasing - 1.75%
Maxim Crane Works LP / Maxim Finance Corp.(d)	04/15/2015	12.250%	218,000	226,447

TOTAL CORPORATE BONDS (Cost $6,881,609)				6,896,041

CONVERTIBLE CORPORATE BONDS - 8.48%
Commercial Services - 0.85%
Stewart Enterprises, Inc.	07/15/2016	3.375%	84,000	109,568

Iron & Steel - 0.42%
United States Steel Corp.	05/15/2014	4.000%	52,000	54,373

Lodging - 1.72%
Morgans Hotel Group Co.	10/15/2014	2.375%	230,000	221,950

Oil & Gas - 1.53%
Petrominerales Ltd.	06/12/2017	3.250%	200,000	198,340

Pharmaceuticals - 2.26%
Omnicare, Inc.	12/15/2035	3.250%	125,000	133,125
ViroPharma, Inc.	03/15/2017	2.000%	60,000	159,337

				292,462

Real Estate Investment Trusts - 0.78%
Annaly Capital Management, Inc.	05/15/2015	5.000%	100,000	101,312

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	45

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 8.48% (Continued)
Telecommunications - 0.92%
Globalstar, Inc., PIK	04/01/2028	8.000%	$31,589	$76,070
Nortel Networks Corp.(e)	04/15/2014	2.125%	43,000	42,355

				118,425

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,021,644)				1,096,430

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 36.56%
Time Deposits
Euro Time Deposit		0.010%	4,727,591	4,727,591

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,727,591)				4,727,591

Total Investments - 106.57%
(Cost $13,653,487)				$13,780,925

Liabilities in Excess of Other Assets - (6.57%)				(849,838)

NET ASSETS - 100.00%				$12,931,087

(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $437,136, representing 3.38% of net assets.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2013.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2013, these securities had a total value of $1,933,320 or 14.95% of net assets.

(e)	Security in default on interest payments.

See Notes to Financial Statements.
46	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value
COMMON STOCKS - (0.69%)
Commercial Services - (0.60%)
Stewart Enterprises, Inc., Class A			(5,815)	$(77,049)

Iron & Steel - (0.09%)
United States Steel Corp.			(455)	(12,198)

TOTAL COMMON STOCKS
(Proceeds $87,698)				(89,247)

EXCHANGE-TRADED FUNDS - (2.27%)
Equity Fund - (2.27%)
SPDR® Barclays High Yield Bond ETF Trust			(7,200)	(293,400)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $282,679)				(293,400)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.43%)
Oil & Gas - (0.80%)
Chesapeake Energy Corp.	06/15/2021	5.375%	$(100,000)	$(103,250)

Pipelines - (0.32%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(42,000)	(41,459)

Telecommunications - (0.31%)
SoftBank Corp.	04/15/2020	4.500%	(41,000)	(40,744)

TOTAL CORPORATE BONDS
(Proceeds $183,843)				(185,453)

TOTAL SECURITIES SOLD SHORT
(Proceeds $554,220)				$(568,100)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	47

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	331,000	Sale	12/16/2013	311,379	$7,273

					$7,273

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	4,000	Purchase	12/16/2013	3,763	$(58)

					$(58)

See Notes to Financial Statements.
48	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2013 (Unaudited)

Country	% of Net Assets
Canada	6.73%
Cayman Islands	0.42%
Australia	0.39%
Ireland	0.37%
United States	98.66%
Liabilities in Excess of Other Assets	(6.57)%

100.00%

Abbreviations:

CAD - Canadian Dollar

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment - in - kind

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	49

The Arbitrage Credit Opportunities Fund
November 30, 2013 (Unaudited)

The following is a summary of the inputs used as of November 30, 2013, in valuing the Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Telecommunications	$45,023	$–	$–	$45,023
Preferred Stocks	40,260	–	–	40,260
Bank Loan	–	975,580	–	975,580
Corporate Bonds	–	6,896,041	–	6,896,041
Convertible Corporate Bonds	–	1,096,430	–	1,096,430
Short - Term Investments	4,727,591	–	–	4,727,591
TOTAL	$4,812,874	$8,968,051	$–	$13,780,925

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$7,273	$–	$7,273
Liabilities
Common Stocks**	(89,247)	–	–	(89,247)
Exchange-Traded Funds	(293,400)	–	–	(293,400)
Corporate Bonds	–	(185,453)	–	(185,453)
Forward Foreign Currency Exchange Contracts	–	(58)	–	(58)
TOTAL	$(382,647)	$(178,238)	$–	$(560,885)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
50	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

ASSETS
Investments:
At cost	$2,783,507,699

At value (Note 2)	$2,855,230,266
Cash	63,069,965
Cash denominated in foreign currency (Cost $211,095)	215,301
Deposits with brokers for securities sold short (Note 2)	626,169,072
Deposits with brokers for swaps (Note 2)	46,072,409
Receivable for investment securities sold	39,224,679
Receivable for capital shares sold	7,006,948
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	9,093,713
Unrealized appreciation on equity swap contracts	963,966
Dividends and interest receivable	1,769,779
Prepaid expenses and other assets	190,179

Total Assets	3,649,006,277

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $669,493,575)	722,349,048
Written options, at value (Note 2) (premiums received $1,782,377)	5,739,653
Payable to custodian	76,231
Payable for investment securities purchased	71,239,324
Payable for swap contract payments	108,226
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	13,521,774
Unrealized depreciation on equity swap contracts	300,673
Payable for capital shares redeemed	2,936,351
Payable to Advisor (Note 5)	2,404,799
Dividends payable on securities sold short (Note 2)	349,021
Payable to Distributor (Note 5)	213,601
Payable to Administrator (Note 5)	522,430
Interest expense payable	300,841
Payable to Trustees	54,768
Payable to Chief Compliance Officer (Note 5)	56,330
Other accrued expenses and liabilities	209,380

Total Liabilities	820,382,450

NET ASSETS	$2,828,623,827

NET ASSETS CONSIST OF:
Paid-in capital	$2,860,204,473
Accumulated net investment loss	(7,344,554)
Accumulated net realized loss on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	(35,379,817)
Net unrealized appreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	11,143,725

NET ASSETS	$2,828,623,827

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	51

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$914,906,341
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	72,527,095
Net asset value and offering price per share(a)	$12.61
CLASS I SHARES:
Net assets applicable to Class I shares	$1,879,786,844
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	146,028,105
Net asset value and offering price per share(a)	$12.87
CLASS C SHARES:
Net assets applicable to Class C shares	$31,546,448
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,534,184
Net asset value and offering price per share(a)	$12.45
CLASS A SHARES:
Net assets applicable to Class A shares	$2,384,194
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	188,865
Net asset value and offering price per share(a)	$12.62

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
52	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

ASSETS
Investments:
At cost	$122,160,621

At value (Note 2)	$125,121,997
Cash	2,052
Cash denominated in foreign currency (Cost $78,235)	78,118
Deposits with brokers for securities sold short (Note 2)	24,186,538
Deposits with brokers for swaps (Note 2)	373,403
Receivable for investment securities sold	1,502,397
Receivable for capital shares sold	1,525,116
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	337,947
Unrealized appreciation on equity swap contracts	24,147
Dividends and interest receivable	694,247
Prepaid expenses and other assets	38,717

Total Assets	153,884,679

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $23,295,273)	24,550,565
Written options, at value (Note 2) (premiums received $101,227)	235,794
Payable to custodian	12,411
Payable for investment securities purchased	7,821,509
Payable for swap contract payments	625
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	268,758
Unrealized depreciation on equity swap contracts	4,898
Payable for capital shares redeemed	73,253
Payable to Advisor (Note 5)	92,535
Dividends payable on securities sold short (Note 2)	3,183
Payable to Distributor (Note 5)	5,957
Payable to Administrator (Note 5)	11,559
Interest expense payable	8,865
Payable to Trustees	494
Payable to Chief Compliance Officer (Note 5)	370
Other accrued expenses and liabilities	15,167

Total Liabilities	33,105,943

NET ASSETS	$120,778,736

NET ASSETS CONSIST OF:
Paid-in capital	$118,296,395
Accumulated net investment income	653,060
Accumulated net realized gain on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	170,304
Net unrealized appreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	1,658,977

NET ASSETS	$120,778,736

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	53

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$27,694,591
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,726,652
Net asset value and offering price per share(a)	$10.16
CLASS I SHARES:
Net assets applicable to Class I shares	$90,923,666
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,884,791
Net asset value and offering price per share(a)	$10.23
CLASS C SHARES:
Net assets applicable to Class C shares	$1,131,430
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	111,975
Net asset value and offering price per share(a)	$10.10
CLASS A SHARES:
Net assets applicable to Class A shares	$1,029,049
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	101,253
Net asset value and offering price per share(a)	$10.16

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
54	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

ASSETS
Investments:
At cost	$13,653,487

At value (Note 2)	$13,780,925
Deposits with brokers for securities sold short (Note 2)	544,170
Receivable for capital shares sold	106,490
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	7,273
Dividends and interest receivable	146,594
Receivable due from Advisor	18,188
Prepaid expenses and other assets	33,530

Total Assets	14,637,170

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $554,220)	568,100
Payable to custodian	849
Payable for investment securities purchased	1,040,478
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	58
Payable for capital shares redeemed	74,873
Dividends payable on securities sold short (Note 2)	23
Payable to Distributor (Note 5)	671
Payable to Administrator (Note 5)	6,544
Interest expense payable	221
Audit and legal fees payable	13,005
Payable to Trustees	69
Payable to Chief Compliance Officer (Note 5)	57
Other accrued expenses and liabilities	1,135

Total Liabilities	1,706,083

NET ASSETS	$12,931,087

NET ASSETS CONSIST OF:
Paid-in capital	$12,716,190
Accumulated net investment income	73,847
Accumulated net realized gain on investments and foreign currencies	20,445
Net unrealized appreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currencies	120,605

NET ASSETS	$12,931,087

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	55

The Arbitrage Credit Opportunities Fund	Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$3,150,291
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	307,441
Net asset value and offering price per share(a)	$10.25
CLASS I SHARES:
Net assets applicable to Class I shares	$9,663,817
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	945,187
Net asset value and offering price per share(a)	$10.22
CLASS C SHARES:
Net assets applicable to Class C shares	$91,435
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,960
Net asset value and offering price per share(a)	$10.20
CLASS A SHARES:
Net assets applicable to Class A shares	$25,544
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,497
Net asset value and offering price per share(a)	$10.23

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
56	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Statement of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$25,872,580
Foreign taxes withheld	(232,900)
Interest income	4,212

Total Income	25,643,892

EXPENSES
Investment advisory fees (Note 5)	14,824,279
Distribution and service fees (Note 5)
Class R	1,145,322
Class C	127,387
Class A	1,192
Administrative fees (Note 5)	279,581
Chief Compliance Officer fees (Note 5)	185,931
Trustees’ fees	123,662
Dividend expense	4,622,847
Interest rebate expense	1,270,155
Transfer agent fees (Note 5)	1,329,376
Custodian and bank service fees	108,614
Registration and filing fees	55,848
Printing of shareholder reports	138,550
Professional fees	62,085
Line of credit interest expense (Note 4)	159,491
Insurance expense	63,486
Principal Financial Officer fees (Note 5)	4,908
Other expenses	17,594

Total Expenses	24,520,308
Fees waived by the Advisor, Class A (Note 5)	(175)

Net Expenses	24,520,133

NET INVESTMENT INCOME	1,123,759

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	68,959,675
Equity swap contracts	2,684,033
Securities sold short	(85,380,630)
Written option contracts	3,535,965
Foreign currency transactions (Note 7)	(6,101,814)
Net change in unrealized appreciation (depreciation) on:
Investments	60,080,873
Equity swap contracts	(426,977)
Securities sold short	(4,762,710)
Written option contracts	(344,171)
Foreign currency transactions (Note 7)	(11,211,869)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
27,032,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,156,134

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	57

The Arbitrage Event-Driven Fund	Statement of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$456,608
Foreign taxes withheld	(4,156)
Interest income	1,079,649

Total Income	1,532,101

EXPENSES
Investment advisory fees (Note 5)	496,578
Distribution and service fees (Note 5)
Class R	18,107
Class C	2,582
Class A	761
Administrative fees (Note 5)	12,648
Chief Compliance Officer fees (Note 5)	3,788
Trustees’ fees	2,501
Dividend expense	124,602
Interest rebate expense	34,019
Transfer agent fees (Note 5)	49,214
Custodian and bank service fees	11,294
Registration and filing fees	33,965
Printing of shareholder reports	3,019
Professional fees	14,455
Line of credit interest expense (Note 4)	322
Insurance expense	877
Principal Financial Officer fees (Note 5)	96
Other expenses	4,692

Total Expenses	813,520
Fees waived by the Advisor, Class R (Note 5)	(12,010)
Fees waived by the Advisor, Class I (Note 5)	(48,150)
Fees waived by the Advisor, Class C (Note 5)	(455)
Fees waived by the Advisor, Class A (Note 5)	(455)

Net Expenses	752,450

NET INVESTMENT INCOME	779,651

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	1,716,640
Equity swap contracts	28,385
Securities sold short	(1,176,804)
Written option contracts	82,124
Foreign currency transactions (Note 7)	(84,926)
Net change in unrealized appreciation (depreciation) on:
Investments	2,588,543
Equity swap contracts	1,018
Securities sold short	(750,267)
Written option contracts	(93,527)
Foreign currency transactions (Note 7)	(50,041)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
2,261,145

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,040,796

See Notes to Financial Statements.
58	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Statement of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$6,358
Interest income	217,471

Total Income	223,829

EXPENSES
Investment advisory fees (Note 5)	36,916
Distribution and service fees (Note 5)
Class R	2,799
Class C	151
Class A	16
Administrative fees (Note 5)	3,623
Chief Compliance Officer fees (Note 5)	371
Trustees’ fees	251
Dividend expense	6,096
Interest rebate expense	968
Transfer agent fees (Note 5)	22,488
Custodian and bank service fees	1,440
Registration and filing fees	22,130
Printing of shareholder reports	307
Professional fees	13,551
Insurance expense	31
Offering cost	9,778
Principal Financial Officer fees (Note 5)	10
Other expenses	2,527

Total Expenses	123,453
Fees waived by the Advisor, Class R (Note 5)	(19,195)
Fees waived by the Advisor, Class I (Note 5)	(47,615)
Fees waived by the Advisor, Class C (Note 5)	(345)
Fees waived by the Advisor, Class A (Note 5)	(123)

Net Expenses	56,175

NET INVESTMENT INCOME	167,654

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	29,640
Foreign currency transactions (Note 7)	1,854
Net change in unrealized appreciation/(depreciation) on:
Investments	85,051
Securities sold short	(15,264)
Foreign currency transactions (Note 7)	4,173

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
105,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,108

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	59

The Arbitrage Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

FROM OPERATIONS:
Net investment income (loss)	$1,123,759	$(18,376,785)
Net realized gains (losses) from:
Investments and equity swap contracts	71,643,708	150,085,954
Securities sold short	(85,380,630)	(129,289,719)
Written option contracts	3,535,965	19,279,647
Foreign currency transactions	(6,101,814)	(1,755,446)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	59,653,896	76,337,378
Securities sold short	(4,762,710)	(58,720,755)
Written option contracts	(344,171)	(5,734,824)
Foreign currency transactions	(11,211,869)	(16,844,153)

Net increase in net assets resulting from operations	28,156,134	14,981,297

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	(7,357,507)
Distributions from net investment income, Class I	–	(19,481,923)
Distributions from net investment income, Class C	–	–
Distributions from net investment income, Class A	–	(53,643)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(20,078,884)
Distributions from net realized gains, Class I	–	(39,477,805)
Distributions from net realized gains, Class C	–	–
Distributions from net realized gains, Class A	–	(108,702)

Decrease in net assets from distributions to shareholders	–	(86,558,464)

See Notes to Financial Statements.
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The Arbitrage Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	196,243,547	402,159,958
Shares issued in reinvestment of distributions	–	27,131,307
Proceeds from redemption fees collected (Note 2)	28,915	38,339
Payments for shares redeemed	(206,300,890)	(492,205,896)

Net decrease in net assets from Class R share transactions	(10,028,428)	(62,876,292)

CLASS I
Proceeds from shares sold	344,085,060	946,778,145
Shares issued in reinvestment of distributions	–	33,907,193
Proceeds from redemption fees collected (Note 2)	17,501	28,661
Payments for shares redeemed	(421,612,800)	(1,080,428,416)

Net decrease in net assets from Class I share transactions	(77,510,239)	(99,714,417)

CLASS C
Proceeds from shares sold	14,787,011	19,595,035
Shares issued in reinvestment of distributions	–	161,720
Proceeds from redemption fees collected (Note 2)	3,683	231
Payments for shares redeemed	(2,095,829)	(833,208)

Net increase in net assets from Class C share transactions	12,694,865	18,923,778

CLASS A
Proceeds from shares sold	2,522,883	–
Payments for shares redeemed	(143,483)	–

Net increase in net assets from Class A share transactions	2,379,400	–

TOTAL DECREASE IN NET ASSETS	(44,308,268)	(215,244,098)

NET ASSETS:
Beginning of period	2,872,932,095	3,088,176,193

End of period *	$2,828,623,827	$2,872,932,095

*Including accumulated net investment (loss) of:	$(7,344,554)	$(8,468,313)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	61

The Arbitrage Event-Driven Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

FROM OPERATIONS:
Net investment income	$779,651	$696,474
Net realized gains (losses) from:
Investments and equity swap contracts	1,745,025	843,286
Securities sold short	(1,176,804)	(1,531,907)
Written option contracts	82,124	535,188
Foreign currency transactions	(84,926)	(41,552)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	2,589,561	1,718,772
Securities sold short	(750,267)	(721,995)
Written option contracts	(93,527)	(79,784)
Foreign currency transactions	(50,041)	(98,534)

Net increase in net assets resulting from operations	3,040,796	1,319,948

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	(69,098)
Distributions from net investment income, Class I	–	(353,713)
Distributions from net investment income, Class C	–	(1,031)
Distributions from net investment income, Class A	–	–
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(107,560)
Distributions from net realized gains, Class I	–	(540,904)
Distributions from net realized gains, Class C	–	(1,943)
Distributions from net realized gains, Class A	–	–

Decrease in net assets from distributions to shareholders	–	(1,074,249)

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	19,838,571	6,778,284
Shares issued in reinvestment of distributions	–	163,355
Proceeds from redemption fees collected (Note 2)	455	1,136
Payments for shares redeemed	(2,759,718)	(5,848,204)

Net increase in net assets from Class R share transactions	17,079,308	1,094,571

CLASS I
Proceeds from shares sold	60,230,026	38,368,173
Shares issued in reinvestment of distributions	–	628,267
Proceeds from redemption fees collected (Note 2)	9,352	15,946
Payments for shares redeemed	(13,275,432)	(19,143,328)

Net increase in net assets from Class I share transactions	46,963,946	19,869,058

CLASS C
Proceeds from shares sold	772,291	347,531
Shares issued in reinvestment of distributions	–	2,973
Payments for shares redeemed	–	(10,000)

Net increase in net assets from Class C share transactions	772,291	340,504

CLASS A
Proceeds from shares sold	1,007,605	–

Net increase in net assets from Class A share transactions	1,007,605	–

TOTAL INCREASE IN NET ASSETS	68,863,946	21,549,832

NET ASSETS:
Beginning of period	51,914,790	30,364,958

End of period *	$120,778,736	$51,914,790

*Including accumulated net investment income (loss) of:	$653,060	$(126,591)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	63

The Arbitrage Credit Opportunities Fund
Statements of Changes in Net Assets

	Period Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)

FROM OPERATIONS:
Net investment income	$167,654	$82,256
Net realized gains (losses) from:
Investments	29,640	(1,047)
Securities sold short	–	(10,086)
Written option contracts	–	91
Foreign currency transactions	1,854	1,414
Net change in unrealized appreciation on:
Investments	85,051	42,388
Securities sold short	(15,264)	1,384
Foreign currency transactions	4,173	2,873

Net increase in net assets resulting from operations	273,108	119,273

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	(51,576)	(7,862)
Distributions from net investment income, Class I	(111,575)	(28,735)
Distributions from net investment income, Class C	(635)	(77)
Distributions from net investment income, Class A	(278)	–

Decrease in net assets from distributions to shareholders	(164,064)	(36,674)

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund
Statements of Changes in Net Assets

	Period Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	1,535,456	1,704,124
Shares issued in reinvestment of distributions	51,575	7,862
Proceeds from redemption fees collected (Note 2)	711	20
Payments for shares redeemed	(138,386)	(70,525)

Net increase in net assets from Class R share transactions	1,449,356	1,641,481

CLASS I
Proceeds from shares sold	6,410,350	3,391,866
Shares issued in reinvestment of distributions	111,573	16,969
Proceeds from redemption fees collected (Note 2)	301	–
Payments for shares redeemed	(398,691)	–

Net increase in net assets from Class I share transactions	6,123,533	3,408,835

CLASS C
Proceeds from shares sold	65,001	25,145
Shares issued in reinvestment of distributions	633	77

Net increase in net assets from Class C share transactions	65,634	25,222

CLASS A
Proceeds from shares sold	25,106	–
Shares issued in reinvestment of distributions	277	–

Net increase in net assets from Class A share transactions	25,383	–

TOTAL INCREASE IN NET ASSETS	7,772,950	5,158,137

NET ASSETS:
Beginning of period	5,158,137	–

End of period *	$12,931,087	$5,158,137

*Including accumulated net investment income of :	$73,847	$70,257

(a)  Commenced operations on October 1, 2012.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2013	65

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.32% (annualized), 0.42%, 0.58%, 0.51%, 0.88% and 0.74%, respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012, 2011, 2010 and 2009 respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.10% (annualized), 0.10%, 0.20%, 0.13%, 0.29% and 0.58%, respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012, 2011, 2010, and 2009, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009
$12.50	$12.80	$12.77	$12.50	$12.43	$12.79

(0.01)	(0.10)	(0.11)	(0.12)	(0.14)	(0.16)
0.12	0.15	0.44	0.66	0.52	0.30
0.11	0.05	0.33	0.54	0.38	0.14

–	(0.09)	–	–	(0.05)	–
–	(0.26)	(0.30)	(0.27)	(0.26)	(0.52)
–	(0.35)	(0.30)	(0.27)	(0.31)	(0.52)
0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.02

$12.61	$12.50	$12.80	$12.77	$12.50	$12.43

0.88%(d)	0.42%	2.54%	4.37%	3.08%	1.64%

$914,906	$916,677	$1,003,646	$866,885	$759,235	$219,338

1.87%(e)	1.97%	2.23%	2.16%	2.80%	3.28%
1.46%(e)	1.45%	1.45%	1.52%	1.63%	1.95%
1.46%(e)	1.45%	1.44%	1.52%	1.63%	1.95%
(0.09)%(e)	(0.78)%	(0.83)%	(0.93)%	(1.12)%	(1.34)%

202%(d)	459%	563%	389%	371%	709%

Semi-Annual Report | November 30, 2013	67

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income (loss)(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period : (in 000s)

RATIOS TO AVERAGE NET ASSETS
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income (loss)

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.32% (annualized), 0.42%, 0.58%, 0.51%, 0.88% and 0.74%, respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012, 2011, 2010 and 2009 respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.10% (annualized), 0.10%, 0.20%, 0.13%, 0.29% and 0.58%, respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012, 2011, 2010, and 2009, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009
$12.74	$13.04	$12.98	$12.68	$12.60	$12.95

0.01	(0.07)	(0.07)	(0.08)	(0.11)	(0.11)
0.12	0.16	0.43	0.67	0.52	0.28
0.13	0.09	0.36	0.59	0.41	0.17

–	(0.13)	–	(0.02)	(0.07)	–
–	(0.26)	(0.30)	(0.27)	(0.26)	(0.52)
–	(0.39)	(0.30)	(0.29)	(0.33)	(0.52)
0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

$12.87	$12.74	$13.04	$12.98	$12.68	$12.60

1.02%(d)	0.67%	2.74%	4.74%	3.28%	1.69%

$1,879,787	$1,937,514	$2,084,530	$1,346,801	$582,460	$108,780

1.62%(e)	1.72%	1.98%	1.91%	2.55%	3.03%
1.21%(e)	1.20%	1.20%	1.27%	1.38%	1.70%
1.21%(e)	1.20%	1.20%	1.27%	1.38%	1.70%
0.17%(e)	(0.51)%	(0.56)%	(0.62)%	(0.85)%	(0.87)%

202%(d)	459%	563%	389%	371%	709%

Semi-Annual Report | November 30, 2013	69

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.32% (annualized) and 0.42% of average net assets for the six months ended November 30, 2013 the year ended May 31, 2013.
(h)	Interest rebate expense and line of credit interest expense totaled 0.10% (annualized) and 0.11% of average net assets for the six months ended November 30, 2013 and the year ended May 31, 2013.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013 (a)
$12.38	$12.80

(0.05)	(0.23)
0.12	0.20

0.07	(0.03)

–	(0.13)
–	(0.26)

–	(0.39)

0.00(c)	0.00(c)

$12.45	$12.38

0.57%(e)	(0.27%)

$31,546	$18,741

2.62%(f)	2.75%
2.21%(f)	2.20%
2.21%(f)	2.20%
(0.87)%(f)	(1.84)%

202%(e)	459%

Semi-Annual Report | November 30, 2013	71

The Arbitrage Fund – Class A	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Six Months Ended November 30, 2013 (Unaudited) (a)
Net asset value, beginning of period	$12.50
Income (loss) from investment operations
Net investment loss(b)	(0.01)
Net realized and unrealized gains on investments and foreign currencies	0.13

Total from investment operations	0.12

Less distributions
From net realized gains

Total distributions	–

Net asset value, end of period	$12.62

Total return(c)	0.96%(d)

Net assets, end of period (in 000s)	$2,384

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	1.89%(e)
Expenses excluding interest and dividend expense(f)(g)	1.48%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.44%(e)
Net investment loss	(0.12)%(e)

Portfolio turnover rate	202%(d)

(a)	Commenced Operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.32% (annualized) of average net assets for the six months ended November 30, 2013.
(g)	Interest rebate expense and line of credit interest expense totaled 0.10% (annualized) of average net assets for the six months ended November 30, 2013.

See Notes to Financial Statements.
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Page Intentionally Left Blank

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)

Dividend expense totaled 0.31% (annualized), 0.36%, 0.27% and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012 and the period ended May 31, 2011, respectively.

(h)

Interest rebate expense and line of credit interest expense totaled 0.09% (annualized), 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
74	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Year Ended May 31, 2012	Period Ended May 31, 2011(a)
$9.80	$9.79	$10.23	$10.00

0.09	0.15	0.10	(0.02)
0.27	0.11	0.09	0.36
0.36	0.26	0.19	0.34

–	(0.10)	(0.15)	(0.01)
–	(0.15)	(0.48)	(0.10)
–	(0.25)	(0.63)	(0.11)
0.00(c)	0.00(c)	0.00(c)	0.00(c)

$10.16	$9.80	$9.79	$10.23

3.67%(e)	2.72%	1.88%	3.43%(e)

$27,695	$10,080	$8,976	$4,867

2.26%(f)	2.55%	2.67%	4.33%(f)
1.86%(f)	2.06%	2.19%	3.84%(f)
1.69%(f)	1.69%	1.69%	1.69%(f)
1.84%(f)	1.58%	1.02%	(0.26)%(f)

172%(e)	336%	490%	298%(e)

Semi-Annual Report | November 30, 2013	75

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)

Dividend expense totaled 0.31% (annualized), 0.36%, 0.27% and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012 and the period ended May 31, 2011, respectively.

(h)

Interest rebate expense and line of credit interest expense totaled 0.09% (annualized), 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2013 and the years ended May 31, 2013, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
76	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Year Ended May 31, 2012	Period Ended May 31, 2011(a)
$9.86	$9.82	$10.24	$10.00

0.10	0.16	0.12	0.01
0.27	0.13	0.09	0.35
0.37	0.29	0.21	0.36

–	(0.10)	(0.15)	(0.02)
–	(0.15)	(0.48)	(0.10)
–	(0.25)	(0.63)	(0.12)
0.00(c)	0.00(c)	0.00(c)	0.00(c)

$10.23	$9.86	$9.82	$10.24

3.75%(e)	3.04%	2.09%	3.57%(e)

$90,924	$41,493	$21,389	$11,701

1.99%(f)	2.31%	2.42%	4.73%(f)
1.59%(f)	1.82%	1.94%	4.24%(f)
1.44%(f)	1.44%	1.44%	1.44%(f)
2.00%(f)	1.68%	1.25%	0.12%(f)

172%(e)	336%	490%	298%(e)

Semi-Annual Report | November 30, 2013	77

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.31% (annualized) and 0.36% of average net assets for the six months ended November 30, 2013 and the year ended May 31, 2013.
(g)	Interest rebate expense and line of credit interest expense totaled 0.09% (annualized) and 0.13% of average net assets for the six months ended November 30, 2013 and the year ended May 31, 2013.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013 (a)
$9.78	$9.79

0.06	0.09
0.26	0.13
0.32	0.22

–	(0.08)
–	(0.15)
–	(0.23)
–	–

$10.10	$9.78

3.27%(d)	2.33%

$1,131	$342

3.02%(e)	3.31%
2.62%(e)	2.82%
2.44%(e)	2.44%
1.13%(e)	0.95%

172%(d)	336%

Semi-Annual Report | November 30, 2013	79

The Arbitrage Event-Driven Fund – Class A	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Six Months Ended November 30, 2013 (Unaudited) (a)
Net asset value, beginning of period	$9.80
Income (loss) from investment operations
Net investment income(b)	0.07
Net realized and unrealized gains on investments and foreign currencies	0.29

Total from investment operations	0.36

Less distributions
From net realized gains

Total distributions	–

Net asset value, end of period	$10.16

Total return(c)	3.67%(d)

Net assets, end of period (in 000s)	$1,029

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	2.24%(e)
Expenses excluding interest and dividend expense(f)(g)	1.84%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.69%(e)
Net investment income	1.41%(e)

Portfolio turnover rate	172%(d)

(a)	Commenced Operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.31% (annualized) of average net assets for the six months ended November 30, 2013.
(g)	Interest rebate expense and line of credit interest expense totaled 0.09% (annualized) of average net assets for the six months ended November 30, 2013.

See Notes to Financial Statements.
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Page Intentionally Left Blank

The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return (d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced Operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.17% (annualized) and 0.03% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.
(h)	Interest rebate expense totaled 0.03% (annualized) and 0.02% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)
$10.18	$10.00

0.22	0.17
0.11	0.06
0.33	0.23

(0.26)	(0.05)
(0.26)	(0.05)
0.00(c)	0.00(c)

$10.25	$10.18

3.35%(e)	2.33%(e)

$3,150	$1,671

3.41%(f)	3.79%(f)
3.21%(f)	3.74%(f)
1.50%(f)	1.50%(f)
4.37%(f)	2.49%(f)

77%(e)	92%(e)

Semi-Annual Report | November 30, 2013	83

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced Operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.17% (annualized) and 0.03% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.
(h)	Interest rebate expense totaled 0.03% (annualized) and 0.01% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)
$10.16	$10.00

0.23	0.17
0.10	0.08
0.33	0.25

(0.27)	(0.09)
(0.27)	(0.09)
0.00(c)	–

$10.22	$10.16

3.34%(e)	2.49%(e)

$9,664	$3,462

3.31%(f)	3.64%(f)
3.12%(f)	3.60%(f)
1.25%(f)	1.25%(f)
4.62%(f)	2.62%(f)

77%(e)	92%(e)

Semi-Annual Report | November 30, 2013	85

The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income

Portfolio turnover rate

(a)	Commenced Operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.17% (annualized) and 0.03% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.
(g)	Interest rebate expense totaled 0.03% (annualized) and 0.02% (annualized) of average net assets for the six months ended November 30, 2013 and the period ended May 31, 2013.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)
$10.17	$10.00

0.19	0.11
0.09	0.09
0.28	0.20

(0.25)	(0.03)
(0.25)	(0.03)
–	–

$10.20	$10.17

2.82%(d)	2.01%(d)

$91	$26

4.73%(e)	4.69%(e)
4.54%(e)	4.64%(e)
2.25%(e)	2.25%(e)
3.67%(e)	1.58%(e)

77%(d)	92%(d)

Semi-Annual Report | November 30, 2013	87

The Arbitrage Credit Opportunities Fund – Class A	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Period Ended November 30, 2013 (Unaudited) (a)
Net asset value, beginning of period	$10.18

Income (loss) from investment operations
Net investment income(b)	0.23
Net realized and unrealized gains on investments and foreign currencies	0.10

Total from investment operations	0.33

Less distributions
From net investment income	(0.28)

Total distributions	(0.28)

Net asset value, end of period	$10.23

Total return(c)	3.30%(d)

Net assets, end of period (in 000s)	$26

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	3.57%(e)
Expenses excluding interest and dividend expense(f)(g)	3.38%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.50%(e)
Net investment income	4.53%(e)

Portfolio turnover rate	77%(d)

(a)	Commenced Operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.17% (annualized) of average net assets for the six months ended November 30, 2013.
(g)	Interest rebate expense totaled 0.03% (annualized) of average net assets for the six months ended November 30, 2013.

See Notes to Financial Statements.
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The Arbitrage Funds	Notes to Financial Statements
November 30, 2013 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (“Credit Opportunities Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I shares, Class C shares, and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25% respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and

Semi-Annual Report | November 30, 2013	89

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 7).

Fair value measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended November 30, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended November 30, 2013, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Share valuation and redemption fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of Class R, Class I and Class A are subject to a redemption fee of 2% if redeemed within 30 days for the Arbitrage Fund and Event-Driven Fund and 60 days for the Credit Opportunities Fund from the date of purchase. The Class A redemption fee does not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund and Credit Opportunities Fund, as these purchases are subject to a contingent deferred sales charge. For the six months ended November 30, 2013, proceeds from redemption fees in the Arbitrage Fund were $28,915 in Class R, $17,501 in Class I, $3,683 in Class C and $0 in Class A. For the six months ended November 30, 2013, proceeds from redemption fees in the Event-Driven Fund were $455 in Class R, $9,352 in Class I, $0 in Class C and $0 in Class A. For the six months ended November 30, 2013, proceeds from redemption fees in the Credit Opportunities Fund were $711 in Class R, $301 in Class I, $0 in Class C and $0 in Class A. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required

Semi-Annual Report | November 30, 2013	91

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the six months ended November 30, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	2,493	$140,837	94,373	$2,466,604
Options written	93,964	2,993,434	115,449	6,658,047
Options closed	(16,604)	(779,029)	(17,231)	(1,032,363)
Options exercised	(35,037)	(1,293,170)	(81,000)	(4,068,080)
Options expired	(41,466)	(936,874)	(100,770)	(2,367,029)

Options outstanding at end of period	3,350	$125,198	10,821	$1,657,179

Semi-Annual Report | November 30, 2013	93

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

A summary of put and call option contracts written in the Event-Driven Fund during the six months ended November 30, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	291	$25,068	1,304	$46,909
Options written	4,344	161,985	8,197	406,525
Options closed	(1,174)	(65,410)	(2,788)	(111,363)
Options exercised	(1,196)	(59,591)	(3,373)	(159,984)
Options expired	(1,996)	(50,142)	(2,338)	(92,770)

Options outstanding at end of period	269	$11,910	1,002	$89,317

A summary of put and call option contracts written in the Credit Opportunities Fund during the six months ended November 30, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	–	$–	–	$–
Options written	1	84	1	91
Options closed	(1)	(84)	–	–
Options exercised	–	–	–	–
Options expired	–	–	(1)	(91)

Options outstanding at end of period	–	$–	–	$–

Foreign currency exchange contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity swap contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets. Any election to terminate early could be material to the financial statements. The values of all derivative instruments with credit-risk-related contingent features that are in a net liability position at November 30, 2013, in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of November 30, 2013, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,093,713	Unrealized depreciation on forward foreign currency exchange contracts	$13,521,774
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	963,966	Unrealized depreciation on equity swap contracts	300,673
Equity Contracts (rights)	Investments: at value	4,276,578
Equity Contracts (purchased option contracts)	Investments: at value	$356,450
Equity Contracts (written option contracts)			Written options, at value	$5,739,653

		$14,690,707		$19,562,100

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$337,947	Unrealized depreciation on forward foreign currency exchange contracts	$268,758
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	24,147	Unrealized depreciation on equity swap contracts	4,898
Equity Contracts (rights)	Investments: at value	263,920
Equity Contracts (purchased option contracts)	Investments: at value	65,254
Equity Contracts (written option contracts)			Written options, at value	235,794

		$691,268		$509,450

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,273	Unrealized depreciation on forward foreign currency exchange contracts	$58

		$7,273		$58

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended November 30, 2013, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income

Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions /Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$1,201,894	$(11,168,610)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts /Net change in unrealized appreciation (depreciation) on: Equity swap contracts	2,684,033	(426,977)
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	(356,563)	(528,936)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Securities sold short	131,945	–
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	$1,192,789	$2,246,178
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts /Net change in unrealized appreciation (depreciation) on: Written option contracts	3,535,965	(344,171)

		$8,390,063	$(10,22,516)

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions /Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$49,017	$(50,499)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts /Net change in unrealized appreciation (depreciation) on: Equity swap contracts	28,385	1,018
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	4,349	(39,503)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Securities sold short	–	–
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	(123,614)	(491)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts /Net change in unrealized appreciation (depreciation) on: Written option contracts	$82,124	$(93,527)

		$40,261	$(183,002)

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign currency	Net realized gains (losses) from: contracts Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$2,102	$4,342

		$2,102	$4,342

Volume of Derivative Instruments for the Funds during the period ended November 30, 2013 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Equity Swap Contracts	Notional Quantity	51,624,670
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(1,639,286,793)
Purchased Option Contracts	Contracts	23,862
Rights	Shares	1,897,723
Written Option Contracts	Contracts	(54,472)

Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Equity Swap Contracts	Notional Quantity	972,670
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(44,823,733)
Purchased Option Contracts	Contracts	1,560
Rights	Shares	135,421
Written Option Contracts	Contracts	(2,130)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(193,667)

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2013:

Offsetting of Financial Assets and Derivative Assets:

Arbitrage Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received(a)	Net Amount
Equity Swap Contracts	$963,966	$–	$963,966	$–	$–	$963,966

Total	$963,966	$–	$963,966	$–	$–	$963,966

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Event-Driven Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received(a)	Net Amount
Equity Swap Contracts	$24,147	$–	$24,147	$–	$–	$24,147

Total	$24,147	$–	$24,147	$–	$–	$24,147

Offsetting of Financial Liabilities and Derivative Liabilities:

Arbitrage Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount
Equity Swap Contracts	$300,673	$–	$300,673	$–	$(300,673)	$–

Total	$300,673	$–	$300,673	$–	$(300,673)	$–

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Event-Driven Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount
Equity Swap Contracts	$4,898	$–	$4,898	$–	$(4,898)	$–
Total	$4,898	$–	$4,898	$–	$(4,898)	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Investment income — Interest income and interest rebate expense is accrued as earned. Dividend income and expense are recorded on the ex-dividend date, net of any non-reclaimable tax withholdings.

Dividends and distributions to shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared and paid quarterly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation between classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Offering costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, have been amortized over twelve months from the inception date of the Credit Opportunities Fund. As of November 30, 2013, the offering costs have been fully amortized.

Federal income tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the period ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2013 for the Arbitrage Fund, the Event-Driven Fund, and the Credit Opportunities Fund, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$5,027,210,058	$180,712,878	$9,059,679
Sales and Maturities	5,724,884,899	126,272,530	4,795,138

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $300,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.10% per annum is payable at the end of each calendar quarter. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statements of Operations.

The Arbitrage Fund did not have outstanding borrowings at November 30, 2013. For the six months ended November 30, 2013, the Arbitrage Fund had average borrowings of $65,244,444 over a period of 9 days at a weighted average interest rate of 1.364%. Interest expense on the line of credit for the Arbitrage Fund during the six months ended November 30, 2013 is shown as line of credit interest expense on the Arbitrage Fund’s Statement of Operations.

The Event-Driven Fund did not have outstanding borrowings at November 30, 2013. For the six months ended November 30, 2013, the Event-Driven Fund had average borrowings of $1,200,000 over a period of 7 days at a weighted average interest rate of 1.380%. Interest expense on the line of credit for the Event-Driven Fund during the six months ended November 30, 2013 is shown as line of credit interest expense on the Event-Driven Fund’s Statement of Operations.

For the six months ended November 30, 2013, the Credit Opportunities Fund had no borrowings.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At November 30, 2013, the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund all had $0, $8,179,160 and $975,580, respectively, in outstanding loan commitments.

6. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) under the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund’s average daily net assets.

The Adviser has contractually agreed, at least until August 31, 2015, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds’ average daily net assets attributable to each share class as shown in the table below:

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.50%
Class I	1.44%	1.44%	1.25%
Class C	2.44%	2.44%	2.25%
Class A	1.69%	1.69%	1.50%

For the six months ended November 30, 2013, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.03%, 1.10% and 0.00%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within the three-year period subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares for Event-Driven Fund and 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares for Credit Opportunities Fund, respectively.

As of November 30, 2013, the balances of future recapture for each Fund were as follows:

	Expiring May 31, 2015		Expiring May 31, 2016	Total
Event-Driven Fund
Class R		$37,027	$30,441	$67,468
Class I		$78,860	$127,460	$206,320
Class C	$	N/A	$620	$620

Credit Opportunities Fund
Class R		N/A	$22,353	$22,353
Class I		N/A	$51,089	$51,089
Class C		N/A	$399	$399

There were no amounts recaptured during the period ended November, 2013 for the Funds.

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer (“CCO”) of the Trust also serves as the CCO of the Adviser. The Funds pay the Adviser 60% of the CCO’s salary for providing CCO services.

Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping a9.nd Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $370,000. The Administrator is also reimbursed by the Trust for certain out-of-pocket expenses. Certain officers of the Trust are also officers of the Administrator.

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The Arbitrage Funds	Notes to Financial Statements (continued)
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Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Funds have adopted, with respect to its Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b 1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds’ Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a “reimbursement” plan. This means that a Fund’s Class R shares, Class C shares and Class A shares only pay a particular 12b 1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, annually of the average daily net assets allocable to a Fund’s Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund’s Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund’s Class C shares. During the six months ended November 30, 2013, The Arbitrage Fund’s Class R shares incurred $1,145,322, Class C shares incurred $127,387 and Class A shares incurred $1,192, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker dealers. With respect to the Event Driven Fund, during the six months ended November 30, 2013, the Event Driven Fund’s Class R shares incurred $2,582, Class C shares incurred $761 and Class A shares incurred $18,107, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2013, the Credit Opportunities Fund’s Class R shares incurred $2,799, Class C shares incurred $151 and Class A shares incurred $16, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker dealers.

Principal Financial Officer

ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Trust. ALPS is compensated by the trust under the PFO Services Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. (“DST”) maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

Under the terms of the amended Transfer Agent and Shareholder Services Agreement between the Trust and DST, DST receives from the Funds a monthly complex minimum fee, including four

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

cusips (i.e., an individual share class), at an annual rate of $67,795 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $10,430 per cusip per year. There were eight additional cusips for the six months ended November 30, 2013. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, telephone services, record storage and communication lines. These out-of-pocket expenses are included in transfer agent fees on the Funds Statement of Operations.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Arbitrage Fund - Class R
Shares sold	15,618,056	31,786,403
Shares issued in reinvestment of dividends	–	2,177,472
Shares redeemed	(16,420,562)	(39,071,802)

Net decrease in shares outstanding	(802,506)	(5,107,927)

Shares outstanding at beginning of period	73,329,601	78,437,528

Shares outstanding at end of period	72,527,095	73,329,601

Arbitrage Fund - Class I
Shares sold	26,834,200	73,503,353
Shares issued in reinvestment of dividends	–	2,674,069
Shares redeemed	(32,877,413)	(84,020,838)

Net decrease in shares outstanding	(6,043,213)	(7,843,416)

Shares outstanding at beginning of period	152,071,318	159,914,734

Shares outstanding at end of period	146,028,105	152,071,318

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Arbitrage Fund - Class C(a)
Shares sold	1,188,979	1,567,850
Shares issued in reinvestment of dividends	–	13,063
Shares redeemed	(168,532)	(67,176)

Net increase in shares outstanding	1,020,447	1,513,736

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	2,534,184	1,513,737

Arbitrage Fund - Class A(b)
Shares sold	200,244	–
Shares redeemed	(11,379)	–

Net increase in shares outstanding	188,865	–

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	188,865	–

108	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Event-Driven Fund - Class R
Shares sold	1,974,739	696,518
Shares issued in reinvestment of dividends	–	17,016
Shares redeemed	(276,848)	(602,065)

Net increase in shares outstanding	1,697,891	111,469

Shares outstanding at beginning of period	1,028,761	917,292

Shares outstanding at end of period	2,726,652	1,028,761

Event-Driven Fund - Class I
Shares sold	6,008,055	3,921,901
Shares issued in reinvestment of dividends	–	65,105
Shares redeemed	(1,332,128)	(1,956,757)

Net increase in shares outstanding	4,675,927	2,030,250

Shares outstanding at beginning of period	4,208,864	2,178,615

Shares outstanding at end of period	8,884,791	4,208,864

Event-Driven Fund - Class C(a)
Shares sold	77,036	35,656
Shares issued in reinvestment of dividends	–	309
Shares redeemed	–	(1,026)

Net increase in shares outstanding	77,036	34,939

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	111,975	34,939

Event-Driven Fund - Class A(b)
Shares sold	101,253	–
Net increase in shares outstanding	101,253	–

Shares outstanding at beginning of period		–

Shares outstanding at end of period	101,253	–

Semi-Annual Report | November 30, 2013	109

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

	Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(c)
Credit Opportunities Fund - Class R
Shares sold	151,774	170,405
Shares issued in reinvestment of dividends	5,139	786
Shares redeemed	(13,637)	(7,026)

Net increase in shares outstanding	143,276	164,165

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	307,441	164,165

Credit Opportunities Fund - Class I
Shares sold	632,290	339,129
Shares issued in reinvestment of dividends	11,143	1,700
Shares redeemed	(39,075)	–

Net increase in shares outstanding	604,358	340,829

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	945,187	340,829

Credit Opportunities Fund - Class C
Shares sold	6,379	2,510
Shares issued in reinvestment of dividends	63	8
Net increase in shares outstanding	6,442	2,518

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	8,960	2,518

Credit Opportunities Fund - Class A(b)
Shares sold	2,469	–
Shares issued in reinvestment of dividends	28	–
Net increase in shares outstanding	2,497	–

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	2,497	–

(a)	Commenced operations on June 1, 2012.
(b)	Commenced operations on June 1, 2013.
(c)	Commenced operations on October 1, 2012.

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

110	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the six months ended November 30, 2013.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid—in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds’ financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment

Semi-Annual Report | November 30, 2013	111

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

companies, and investments in swaps. These have no effect on the Funds’ net assets or net asset value per share.

The tax character of dividends and distributions declared during the year ended May 31, 2013 for the Arbitrage Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
5/31/13	$86,556,164	$2,300	$86,558,464

The tax character of dividends and distributions declared during the year ended May 31, 2013 for the Event-Driven Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
5/31/13	$1,074,249	$–	$1,074,249

The tax character of dividends and distributions declared during the period ended May 31, 2013 for the Credit Opportunities Fund was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
5/31/13	$36,674	$–	$36,674

*	The Funds designate these distributions as long-term capital gain dividends per IRC code section 852(b)(3)(C).

The following information is computed on a tax basis for each item as of November 30, 2013:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Arbitrage Fund	$2,803,117,571	$75,000,863	$(22,888,167)	$52,112,696
Event-Driven Fund	$122,499,668	$3,631,226	$(1,008,897)	$2,622,329
Credit Opportunities Fund	$13,653,708	$174,254	$(47,037)	$127,217

The differences between book–basis and tax–basis net unrealized appreciation/(depreciation) for the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are attributable to constructive sales, dividends related to short securities, investments in passive foreign investment companies, and wash sales.

Post-Enactment Capital Losses:

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital.

The Arbitrage Credit Fund has elected to defer Short Term capital losses in the amount of $10,925 to the next tax year.

112	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2013 (Unaudited)

12. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believe the adoption of this ASU will not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

Semi-Annual Report | November 30, 2013	113

The Arbitrage Funds	Disclosure of Fund Expenses
November 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown may not apply to your specific investment.

114	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2013 (Unaudited)

	Beginning Account Value 06/01/2013	Ending Account Value 11/30/2013	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,008.80	1.87%	$9.42
Hypothetical (5% return before expenses)	$1,000.00	$1,015.69	1.87%	$9.45
Class I
Actual	$1,000.00	$1,010.20	1.62%	$8.16
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.62%	$8.19
Class C
Actual	$1,000.00	$1,005.70	2.62%	$13.17
Hypothetical (5% return before expenses)	$1,000.00	$1,011.93	2.62%	$13.21
Class A
Actual	$1,000.00	$1,009.60	1.85%	$9.32
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	1.85%	$9.35

The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$1,036.70	2.09%	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	2.09%	$10.56
Class I
Actual	$1,000.00	$1,037.50	1.84%	$9.40
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	1.84%	$9.30
Class C
Actual	$1,000.00	$1,032.70	2.84%	$14.47
Hypothetical (5% return before expenses)	$1,000.00	$1,010.83	2.84%	$14.32
Class A
Actual	$1,000.00	$1,036.70	2.09%	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	2.09%	$10.56

The Arbitrage Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,033.50	1.69%	$8.62
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	1.69%	$8.54
Class I
Actual	$1,000.00	$1,033.40	1.44%	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	1.44%	$7.28

Semi-Annual Report | November 30, 2013	115

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2013 (Unaudited)

	Beginning Account Value 06/01/2013	Ending Account Value 11/30/2013	Expense Ratio(a)	Expenses Paid During Period(b)
Class C
Actual	$1,000.00	$1,028.20	2.44%	$12.41
Hypothetical (5% return before expenses)	$1,000.00	$1,012.84	2.44%	$12.31
Class A
Actual	$1,000.00	$1,033.00	1.69%	$8.61
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	1.69%	$8.54

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

116	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Additional Information
November 30, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ending June 30, 2012 will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | November 30, 2013	117

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	February 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	February 7, 2014

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	February 7, 2014